UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2017 to July 31, 2017

Item 1:        Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (85.2%)
Advertising (0.3%)
$5,433	MH Sub I LLC(1)	(B, B1)	07/08/21	4.983	$5,480,882
5,980	MH Sub I LLC(1)	(CCC+, Caa1)	07/08/22	8.734	6,047,275
					11,528,157
Aerospace & Defense (1.1%)
24,972	Avolon TLB Borrower 1 (Luxembourg) Sarl(1)	(BBB-, Ba2)	03/20/22	3.978	25,003,437
4,444	Fly Funding II Sarl(1)	(BB+, Ba3)	02/09/23	3.430	4,456,704
8,865	Sequa Mezzanine Holdings LLC(1)	(B-, B3)	11/28/21	6.814	8,957,580
					38,417,721
Air Transportation (1.0%)
9,441	American Airlines, Inc.(1)	(BB+, Ba1)	12/14/23	3.726	9,500,942
6,121	American Airlines, Inc.(1)	(BB+, Ba1)	10/12/21	3.226	6,140,869
17,132	American Airlines, Inc.(1)	(BB+, Ba1)	06/26/20	3.233	17,179,891
					32,821,702
Auto Parts & Equipment (1.4%)
18,221	American Axle & Manufacturing, Inc.(1)	(BB, Ba2)	04/06/24	3.490	18,238,015
21,515	CS Intermediate Holdco 2 LLC(1)	(BBB-, Ba1)	10/26/23	3.546	21,599,161
8,313	U.S. Farathane LLC(1)	(B, B2)	12/23/21	5.296	8,416,600
					48,253,776
Automakers (0.7%)
5,609	FCA U.S. LLC(1)	(BBB-, Baa3)	12/31/18	3.230	5,647,357
7,369	TI Group Automotive Systems LLC(1),(2)	(BB-, Ba3)	06/30/22	3.750	8,782,805
8,905	TI Group Automotive Systems LLC(1)	(BB-, Ba3)	06/30/22	3.984	8,943,641
					23,373,803
Banking (0.3%)
11,687	Citco Funding LLC(1)	(NR, Ba3)	03/31/22	4.234	11,817,992

Building & Construction (1.8%)
2,694	Floor & Decor Outlets of America, Inc.(1)	(BB-, B2)	09/30/23	4.740	2,710,980
1,345	HD Supply, Inc.(1)	(BB, Ba3)	08/13/21	4.046	1,352,620
13,745	HD Supply, Inc.(1)	(BB, Ba3)	10/17/23	4.046	13,869,376
17,163	Installed Building Products, Inc.(1)	(BB, B1)	04/15/24	4.234	17,254,265
14,649	PGT, Inc.(1)	(BB-, B2)	02/16/22	6.028	14,868,584
9,000	Triangle FM Services Holding GmbH(1),(3)	(B, B2)	09/01/23	5.293	12,040,634
					62,096,459
Building Materials (2.2%)
16,648	American Builders & Contractors Supply Co., Inc.(1)	(BB+, B1)	10/31/23	3.734	16,762,893
8,029	C.H.I. Overhead Doors, Inc.(1)	(B, B3)	07/29/22	4.484	8,026,092
2,910	Jeld-Wen, Inc.(1)	(BB-, B1)	07/01/22	4.296	2,943,661
6,878	LBM Borrower LLC(1)	(B+, B3)	08/20/22	6.479	6,926,021
21,416	Priso Acquisition Corp.(1)	(B, B2)	05/08/22	4.234	21,489,980
7,675	SRS Distribution, Inc.(1)	(B, B2)	08/25/22	4.546	7,772,370
2,250	SRS Distribution, Inc.(1)	(CCC+, Caa1)	02/24/23	10.046	2,328,750
5,195	Summit Materials Cos. I LLC(1)	(BB+, Ba2)	07/17/22	3.984	5,245,276
3,653	Wilsonart LLC(1)	(B+, B2)	12/19/23	4.800	3,687,498
					75,182,541
Cable & Satellite TV (3.1%)
11,586	Altice U.S. Finance I Corp.(1)	(BB-, Ba3)	07/28/25	3.483	11,578,915
8,789	Charter Communications Operating LLC(1)	(BBB-, Ba1)	01/15/22	3.240	8,848,550
6,666	Charter Communications Operating LLC(1)	(BBB-, Ba1)	01/15/24	3.484	6,718,417
1,964	Charter Communications Operating LLC(1)	(BBB-, Ba1)	01/03/21	3.240	1,977,295
13,659	CSC Holdings LLC(1)	(BB, Ba1)	07/17/25	3.476	13,660,337
3,970	Numericable U.S. LLC(1)	(B+, B1)	01/14/25	4.561	3,994,098
5,000	Telenet Financing USD LLC(1),(2)	(BB-, Ba3)	03/31/26	3.000	5,943,961
13,566	Telenet Financing USD LLC(1)	(BB-, Ba3)	06/30/25	3.976	13,654,559
2,000	Virgin Media Bristol LLC(1)	(BB-, Ba3)	01/31/25	3.976	2,012,760
9,000	Virgin Media Investment Holdings Ltd.(1),(3)	(BB-, Ba3)	01/31/26	3.752	11,944,704
15,000	Ziggo Secured Finance B.V.(1),(2)	(BB-, Ba3)	04/15/25	3.000	17,809,157
9,000	Ziggo Secured Finance Partnership(1)	(BB-, Ba3)	04/15/25	3.726	9,023,535
					107,166,288
Chemicals (7.7%)
9,925	Allnex (Luxembourg) & Cy S.C.A.(1),(2)	(B, B1)	09/13/23	3.250	11,810,464
1,138	Allnex (Luxembourg) & Cy S.C.A.(1)	(B, B1)	09/13/23	4.482	1,144,187

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$857	Allnex U.S.A., Inc.(1)	(B, B1)	09/13/23	4.482	$862,019
16,593	Alpha 3 B.V.(1)	(B+, B1)	01/31/24	4.296	16,768,843
15,390	Ascend Performance Materials Operations LLC(1)	(B-, B2)	08/12/22	6.796	15,562,818
8,000	Ashland, Inc.(1)	(BB+, Ba1)	05/24/24	3.236	8,050,000
3,441	ASP Chromaflo Dutch I B.V.(1)	(B, B2)	11/18/23	5.234	3,465,922
4,063	ASP Chromaflo Intermediate Holdings, Inc.(1)	(CCC, Caa2)	11/14/24	9.234	4,057,422
2,646	ASP Chromaflo Intermediate Holdings, Inc.(1)	(B, B2)	11/18/23	5.234	2,665,439
18,216	Axalta Coating Systems U.S. Holdings, Inc.(1)	(BBB-, Ba1)	06/01/24	3.296	18,316,769
4,962	Azelis Finance S.A.(1)	(B+, B2)	12/15/22	5.546	5,016,508
1,715	Colouroz Investment 2 LLC(1)	(CCC+, Caa1)	09/06/22	8.563	1,700,924
754	Ferro Corp.(1)	(BB-, Ba3)	02/14/24	3.734	758,712
1,970	Flint Group GmbH(1),(2)	(B, B2)	09/07/21	3.750	2,334,256
13,007	Gemini HDPE LLC(1)	(BB-, Ba3)	08/07/21	4.311	13,104,715
14,065	Houghton International, Inc.(1)	(B+, B1)	12/20/19	4.546	14,150,300
3,870	Houghton International, Inc.(1)	(B-, Caa1)	12/20/20	9.796	3,942,563
4,517	Huntsman International LLC(1)	(BB, Ba2)	04/01/23	4.234	4,548,717
1,960	Ineos Finance PLC(1),(2)	(BB, Ba2)	03/31/22	3.250	2,327,689
3,483	Ineos U.S. Finance LLC(1)	(BB, Ba2)	04/01/24	4.007	3,508,358
21,741	Kronos, Inc.(1)	(B, B2)	11/01/23	4.680	22,026,206
7,580	Kronos, Inc.(1)	(CCC, Caa2)	11/01/24	9.420	7,884,319
2,028	MacDermid, Inc.(1)	(BB-, B2)	06/07/20	4.734	2,044,843
5,822	Osmose Holdings, Inc.(1)	(B, B2)	08/21/22	5.046	5,887,925
3,850	OXEA Finance & Cy S.C.A.(1),(2)	(B, B3)	01/15/20	4.500	4,575,329
8,182	OXEA Finance LLC(1)	(B, B3)	01/15/20	4.474	8,130,452
6,832	Preferred Proppants LLC(1)	(CCC, Caa2)	07/27/20	6.984	6,251,220
9,662	Ravago Holdings America, Inc.(1)	(BB-, B2)	06/30/23	4.490	9,734,918
6,499	Solenis International LP(1)	(B-, Caa1)	07/31/22	7.952	6,533,165
2,420	Solenis International LP(1)	(B, B2)	07/31/21	4.452	2,438,098
2,486	Sonneborn LLC(1)	(B+, B1)	12/10/20	4.984	2,507,547
439	Sonneborn Refined Products B.V.(1)	(B+, B1)	12/10/20	4.984	442,508
17,877	Tronox Pigments (Netherlands) B.V.(1)	(BB-, B1)	03/19/20	4.796	18,039,383
8,926	U.S. Silica Co.(1)	(B+, B2)	07/23/20	4.313	8,920,953
18,296	Univar, Inc.(1)	(BB-, B2)	07/01/22	3.984	18,421,602
8,091	UTEX Industries, Inc.(1)	(CCC+, Caa1)	05/22/21	5.234	7,293,616
1,412	Vantage Specialty Chemicals, Inc.(1)	(B-, B2)	02/05/21	5.734	1,424,705
					266,653,414
Consumer/Commercial/Lease Financing (0.4%)
14,814	Infinity Acquisition LLC(1)	(B+, B1)	08/06/21	4.546	14,772,338

Department Stores (0.2%)
7,650	Dollar Tree, Inc.(1)	(BBB-, Baa3)	07/06/22	4.250	7,771,138

Diversified Capital Goods (1.1%)
5,198	Compass Group Diversified Holdings LLC(1)	(BB, Ba3)	06/04/21	3.984	5,242,978
15,609	Cortes NP Acquisition Corp.(1)	(B+, Ba3)	11/30/23	5.234	15,779,952
1,204	Douglas Dynamics Holdings, Inc.(1)	(BB-, B2)	12/31/21	4.740	1,217,642
3,500	Dynacast International LLC(1)	(B, B1)	01/28/22	4.546	3,535,000
3,786	Electrical Components International, Inc.(1)	(B, B1)	05/28/21	6.046	3,816,285
1,696	Horizon Global Corp.(1)	(B+, B1)	06/30/21	5.734	1,712,495
7,052	Husky Injection Molding Systems Ltd.(1)	(B, B2)	06/30/21	4.484	7,111,842
					38,416,194
Electronics (4.5%)
18,936	Cavium, Inc.(1)	(BB, Ba3)	08/16/22	3.482	19,077,912
6,668	Excelitas Technologies Corp.(1)	(CCC+, B3)	10/31/20	6.300	6,684,798
12,369	M/A-COM Technology Solutions Holdings, Inc.(1)	(B+, Ba3)	05/17/24	3.478	12,376,254
17,743	Microsemi Corp.(1)	(BB-, Ba2)	01/15/23	3.553	17,838,211
2,679	Oberthur Technologies S.A.(1),(2)	(B-, B2)	12/14/23	3.750	3,141,909
4,321	Oberthur Technologies S.A.(1),(2)	(B-, B2)	12/14/23	3.750	5,068,551
7,980	Oberthur Technologies S.A.(1)	(B-, B2)	01/10/24	5.046	7,986,264
24,043	ON Semiconductor Corp.(1)	(BB, Ba1)	03/31/23	3.484	24,167,608
13,304	Seattle Spinco, Inc.(1)	(BB-, B1)	06/21/24	4.030	13,335,230
824	Semiconductor Components Industries LLC(1)	(NR, NR)	01/02/18	3.049	825,078
6,449	Sensata Technologies B.V.(1)	(BBB-, Baa3)	10/14/21	3.474	6,528,917
8,566	Sophia LP(1)	(B, B2)	09/30/22	4.546	8,596,064
19,500	Tempo Acquisition LLC(1)	(B, B1)	05/01/24	4.227	19,682,812
6,983	Veritas Bermuda Ltd.(1),(2)	(B+, B2)	06/30/23	5.500	8,321,981
					153,631,589
Energy - Exploration & Production (0.4%)
4,000	Chief Exploration & Development LLC(1)	(NR, NR)	05/16/21	7.932	3,906,680

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Energy - Exploration & Production
$13,100	W&T Offshore, Inc.(1)	(CCC, Caa2)	05/15/20	9.000	$11,200,500
					15,107,180
Environmental (0.4%)
10,083	GFL Environmental, Inc.(1)	(BB-, Ba2)	09/29/23	4.046	10,175,803
2,823	PSC Industrial Holdings Corp.(1),(4)	(B+, B2)	12/05/20	6.046	2,632,567
					12,808,370
Food & Drug Retailers (0.3%)
5,130	Rite Aid Corp.(1)	(BB-, B2)	06/21/21	5.115	5,165,269
4,251	Smart & Final Stores LLC(1)	(B, B3)	11/15/22	4.770	4,162,612
					9,327,881
Food - Wholesale (1.9%)
13,731	Allflex Holdings III, Inc.(1)	(B, B2)	07/20/20	4.706	13,829,852
1,000	Allflex Holdings III, Inc.(1)	(B-, B2)	07/19/21	8.307	1,009,375
2,000	Charger OpCo B.V.(1),(2)	(BB, Ba2)	11/02/21	2.250	2,374,000
9,000	Dole Food Co., Inc.(1)	(B-, B1)	04/06/24	4.251	9,085,095
12,192	JBS U.S.A. LLC(1)	(BB, Ba3)	10/30/22	3.757	12,114,178
6,000	Post Holdings, Inc.(1)	(BB-, Ba2)	05/24/24	3.490	6,035,160
20,933	U.S. Foods, Inc.(1)	(BB, B1)	06/27/23	3.990	21,117,847
					65,565,507
Forestry & Paper (0.6%)
4,970	Pregis Corp.(1)	(B, B3)	05/14/21	4.796	4,994,422
11,550	Proampac PG Borrower LLC(1)	(B, B2)	11/18/23	5.200	11,732,642
2,500	Proampac PG Borrower LLC(1)	(CCC+, Caa2)	11/18/24	9.672	2,551,575
					19,278,639
Gaming (2.6%)
7,090	CBAC Borrower LLC(1)	(B, B3)	06/28/24	5.223	7,121,382
25,436	Eldorado Resorts LLC(1)	(BB, Ba3)	04/17/24	3.563	25,430,908
4,000	GVC Holdings PLC(1),(2)	(NR, NR)	02/28/23	3.250	4,761,182
11,970	Las Vegas Sands LLC(1)	(BBB-, Ba1)	03/29/24	3.230	12,035,879
13,612	MGM Growth Properties Operating Partnership LP(1)	(BB+, Ba3)	04/25/23	3.484	13,683,311
7,000	The Intertain Group Ltd.(1),(3)	(BB, B1)	04/08/22	7.500	9,274,591
7,000	The Intertain Group Ltd.(1),(3),(4)	(B, Caa1)	12/16/22	10.000	9,320,734
7,164	The Intertain Group Ltd.(1)	(BB, B1)	04/08/22	7.796	7,253,974
					88,881,961
Health Facilities (1.4%)
3,501	Community Health Systems, Inc.(1)	(BB-, Ba3)	12/31/19	3.963	3,505,974
15,360	HCA, Inc.(1)	(BBB-, Ba1)	06/10/20	2.734	15,364,839
3,140	HCA, Inc.(1)	(BBB-, Ba1)	02/15/24	3.484	3,166,431
5,445	HCA, Inc.(1)	(BBB-, Ba1)	03/17/23	3.234	5,481,034
9,140	Iasis Healthcare LLC(1)	(B, Ba3)	02/16/21	5.296	9,208,457
11,259	Western Dental Services, Inc.(1)	(B-, B3)	06/23/23	6.484	11,343,887
					48,070,622
Health Services (2.3%)
10,568	Envision Healthcare Corp.(1)	(BB-, Ba3)	12/01/23	4.300	10,651,942
3,696	ExamWorks Group, Inc.(1)	(B, B1)	07/27/23	4.484	3,729,372
13,954	Onex Carestream Finance LP(1)	(B+, B1)	06/07/19	5.275	13,966,762
4,950	Prospect Medical Holdings, Inc.(1)	(B, Ba3)	06/30/22	7.250	5,011,875
3,919	Quintiles IMS, Inc.(1)	(BBB-, Ba1)	03/07/24	3.264	3,954,997
6,582	Surgery Center Holdings, Inc.(1)	(B, B1)	06/06/24	4.250	6,656,329
13,596	Surgery Center Holdings, Inc.(1)	(B, B2)	11/03/20	4.980	13,719,395
18,953	Team Health Holdings, Inc.(1)	(B, B1)	02/06/24	3.984	18,916,964
2,960	Valitas Health Services, Inc.(1)	(NR, NR)	04/14/22	5.000	1,479,918
1,060	Valitas Health Services, Inc.(1),(5)	(NR, NR)	12/31/19	13.250	1,006,622
1,272	Valitas Health Services, Inc.(1),(5)	(NR, NR)	12/31/19	13.304	1,207,946
					80,302,122
Hotels (1.9%)
4,500	Belmond Interfin Ltd.(1)	(BB, B2)	07/03/24	3.984	4,525,335
1,990	ESH Hospitality, Inc.(1)	(BB+, B1)	08/30/23	3.734	2,003,522
17,474	Hilton Worldwide Finance LLC(1)	(BBB-, Ba1)	10/25/23	3.232	17,576,634
18,500	La Quinta Intermediate Holdings LLC(1)	(BB, B1)	04/14/21	4.054	18,684,655

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Hotels
$23,490	Playa Resorts Holding B.V.(1)	(BB-, B2)	04/05/24	4.320	$23,639,403
					66,429,549
Insurance Brokerage (3.7%)
21,955	Acrisure LLC(1)	(B, B2)	11/22/23	6.296	22,284,005
28,526	Alliant Holdings I, Inc.(1)	(B, B2)	08/12/22	4.564	28,657,867
1,000	AmWINS Group, Inc.(1)	(B-, Caa1)	01/25/25	7.984	1,027,500
15,705	AmWINS Group, Inc.(1)	(B+, B1)	01/25/24	4.175	15,777,366
16,524	Hub International Ltd.(1)	(B+, B1)	10/02/20	4.422	16,658,966
3,283	Hyperion Insurance Group Ltd.(1)	(B, B1)	04/29/22	5.250	3,328,870
23,143	NFP Corp.(1)	(B, B2)	01/08/24	4.796	23,321,586
15,949	USI, Inc.(1)	(B, B2)	05/16/24	4.180	15,937,215
					126,993,375
Investments & Misc. Financial Services (1.7%)
15,176	Altisource Solutions Sarl(1)	(B+, B3)	12/09/20	4.734	13,455,859
1,390	Hamilton Lane Advisors LLC(1)	(BB+, Ba3)	07/09/22	4.734	1,397,157
6,750	Mergermarket U.S.A., Inc.(1)	(CCC+, Caa2)	02/04/22	7.723	6,750,000
2,244	Mergermarket U.S.A., Inc.(1)	(B, B2)	02/04/21	4.734	2,247,018
2,962	Ocwen Financial Corp.(1)	(B+, B3)	12/05/20	6.227	2,961,566
11,795	VFH Parent LLC(1)	(B+, Ba2)	10/15/21	4.976	11,986,768
19,714	Walter Investment Management Corp.(1)	(CCC-, Caa1)	12/18/20	4.984	18,165,997
					56,964,365
Machinery (0.8%)
4,208	Blount International, Inc.(1)	(B+, B1)	04/12/23	6.227	4,278,502
3,491	Clark Equipment Co.(1)	(BB-, B1)	05/18/24	3.929	3,521,257
1,500	CPM Holdings, Inc.(1),(4)	(B-, Caa1)	04/10/23	10.484	1,530,000
4,778	CPM Holdings, Inc.(1)	(B, B1)	04/11/22	5.484	4,852,846
8,976	Doncasters Finance U.S. LLC(1),(3)	(B, B3)	04/09/20	4.750	11,054,427
3,762	Manitowoc Foodservice, Inc.(1)	(B+, B1)	03/03/23	4.234	3,810,927
					29,047,959
Managed Care (0.5%)
5,842	GENEX Holdings, Inc.(1)	(B, B2)	05/30/21	5.484	5,827,062
6,039	Sedgwick Claims Management Services, Inc.(1)	(B+, B1)	03/01/21	3.984	6,063,596
4,689	Sedgwick Claims Management Services, Inc.(1)	(B+, B1)	03/01/21	4.546	4,719,871
					16,610,529
Media Content (1.7%)
5,000	All3Media International(1),(3)	(B, B2)	06/30/21	5.250	6,633,870
1,750	DLG Acquisitions Ltd.(1),(2)	(CCC+, Caa2)	06/30/22	8.250	2,086,205
21,582	EMI Music Publishing Ltd.(1)	(BB-, Ba3)	08/21/23	3.724	21,705,877
2,674	Inter Media Communication Srl(1),(2)	(B, NR)	05/28/19	5.500	3,168,308
210	Marshall Broadcasting Group, Inc.(1)	(NR, NR)	01/17/22	3.483	210,556
2,424	Mission Broadcasting, Inc.(1)	(BB+, Ba3)	01/17/24	3.738	2,447,305
3,009	Nexstar Broadcasting, Inc.(1)	(BB+, Ba3)	01/17/22	3.230	3,012,740
19,722	Nexstar Broadcasting, Inc.(1)	(BB+, Ba3)	01/17/24	3.738	19,915,226
102	WXXA-TV LLC(1)	(NR, Ba3)	01/17/22	3.483	101,789
					59,281,876
Medical Products (2.1%)
15,395	ABB Concise Optical Group LLC(1)	(B-, B2)	06/15/23	6.243	15,452,731
4,444	Convatec, Inc.(1)	(BB, Ba3)	10/31/21	3.546	4,474,301
20,698	Grifols Worldwide Operations U.S.A., Inc.(1)	(BB, Ba2)	01/31/25	3.444	20,832,870
13,875	Sterigenics-Nordion Holdings LLC(1)	(B, B1)	05/15/22	4.234	13,901,241
16,020	VWR Funding, Inc.(1)	(BB, Ba3)	09/28/20	3.220	16,039,713
1,995	Zest Holdings LLC(1)	(B, B3)	08/16/23	5.490	2,023,059
					72,723,915
Metals & Mining - Excluding Steel (0.6%)
1,433	CeramTec Acquisition Corp.(1)	(B, Ba3)	08/30/20	3.952	1,445,718
15,535	Faenza Acquisition GmbH(1)	(B, Ba3)	08/30/20	3.952	15,671,463
1,771	Global Brass & Copper, Inc.(1)	(BB-, B2)	07/18/23	4.500	1,795,282
8,431	Noranda Aluminum Acquisition Corp.(1),(6)	(NR, NR)	02/28/19	7.250	331,979
					19,244,442
Non - Electric Utilities (0.2%)
5,767	BCP Raptor LLC(1)	(B+, B3)	06/24/24	5.507	5,801,414

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Oil Field Equipment & Services (0.5%)
$9,872	Drillships Financing Holding, Inc.(1),(6)	(D, Ca)	03/31/21	8.250	$6,910,486
13,844	Pacific Drilling S.A.(1)	(NR, Caa3)	06/03/18	4.750	5,370,450
5,873	Seadrill Partners Finco LLC(1)	(CCC+, Caa2)	02/21/21	4.296	4,041,521
					16,322,457
Oil Refining & Marketing (0.4%)
16,945	Philadelphia Energy Solutions LLC(1)	(B+, B3)	04/04/18	6.257	15,335,299

Packaging (1.9%)
11,068	Berry Plastics Group, Inc.(1)	(BB, Ba3)	02/08/20	3.474	11,127,323
12,069	Berry Plastics Group, Inc.(1)	(BB, Ba3)	01/06/21	3.474	12,118,221
16,150	Flex Acquisition Co., Inc.(1)	(B, B1)	12/29/23	4.549	16,265,458
6,858	Reynolds Group Holdings, Inc.(1)	(B+, B2)	02/05/23	4.234	6,895,703
17,208	SIG Combibloc U.S. Acquisition, Inc.(1)	(B+, B1)	03/13/22	4.234	17,356,216
					63,762,921
Personal & Household Products (2.3%)
2,340	Brickman Group Ltd. LLC(1)	(CCC+, Caa1)	12/17/21	7.726	2,354,316
1,919	Comfort Holding LLC(1)	(CCC-, Caa1)	01/17/25	11.135	1,640,407
14,625	Coty, Inc.(1)	(BBB-, Ba1)	10/28/21	2.977	14,625,000
2,100	Galleria Co.(1)	(BBB-, Ba1)	09/29/23	4.250	2,119,037
10,000	Keter Group B.V.(1),(2)	(B, B2)	10/31/23	5.250	11,882,970
3,574	Prestige Brands, Inc.(1)	(BB-, B1)	01/26/24	3.984	3,599,603
17,419	Serta Simmons Bedding LLC(1)	(B, B1)	11/08/23	4.773	17,475,432
6,333	Serta Simmons Bedding LLC(1)	(CCC+, B3)	11/08/24	9.179	6,339,920
1,843	TricorBraun Holdings, Inc.(1),(7)	(B, B2)	11/30/23	3.750	1,864,084
18,337	TricorBraun Holdings, Inc.(1)	(B, B2)	11/30/23	5.046	18,547,634
					80,448,403
Pharmaceuticals (2.4%)
10,845	Albany Molecular Research, Inc.(1)	(B, B1)	07/16/21	5.979	10,890,387
3,473	Alkermes, Inc.(1)	(BB, Ba3)	09/25/21	3.970	3,498,701
5,251	Alvogen Pharma U.S., Inc.(1)	(B, B3)	04/02/22	6.230	5,185,588
6,536	Amneal Pharmaceuticals LLC(1)	(BB-, B1)	11/01/19	4.796	6,603,890
16,964	Endo Luxembourg Finance Co. I Sarl(1)	(BB, Ba2)	04/29/24	5.500	17,254,799
15,789	RPI Finance Trust(1)	(BBB-, Baa2)	03/27/23	3.296	15,887,744
21,057	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba3)	04/01/22	5.980	21,476,679
					80,797,788
Real Estate Development & Management (0.1%)
4,667	Capital Automotive LP(1)	(CCC+, B3)	03/24/25	7.240	4,762,940

Real Estate Investment Trusts (1.5%)
25,219	DTZ U.S. Borrower LLC(1)	(B+, B1)	11/04/21	4.488	25,390,066
11,481	Istar, Inc.(1)	(B+, Ba3)	07/01/20	4.976	11,638,994
13,947	Quality Care Properties, Inc.(1)	(BB-, Caa1)	10/31/22	6.484	14,008,476
					51,037,536
Recreation & Travel (0.6%)
9,951	ClubCorp Club Operations, Inc.(1)	(BB-, Ba3)	12/15/22	4.046	9,985,374
6,000	Legendary Pictures Funding LLC(1),(4)	(B, NR)	04/22/20	7.296	6,007,500
4,250	Richmond UK Bidco Ltd.(1),(3)	(B+, B1)	03/03/24	4.502	5,689,385
					21,682,259
Restaurants (1.5%)
35,102	1011778 B.C. Unlimited Liability Co.(1)	(B+, Ba3)	02/16/24	3.508	35,129,900
5,461	Landry’s, Inc.(1)	(B+, Ba3)	10/04/23	3.971	5,477,312
11,803	Yum! Brands, Inc.(1)	(BBB-, Ba1)	06/16/23	3.226	11,881,001
					52,488,213
Software - Services (9.0%)
14,820	Almonde, Inc.(1)	(B, B2)	06/13/24	4.736	14,957,307
6,078	Almonde, Inc.(1)	(CCC+, Caa2)	06/13/25	8.459	6,258,345
10,807	Applied Systems, Inc.(1)	(B+, B1)	01/25/21	4.546	10,916,514
10,315	Aricent Technologies(1)	(B-, B2)	04/14/21	5.724	10,400,522
4,530	Aricent Technologies(1)	(CCC, Caa2)	04/14/22	9.724	4,578,131
11,662	CCC Information Services, Inc.(1)	(B, B2)	04/27/24	4.240	11,712,675
9,163	Duff & Phelps Corp.(1)	(B, B2)	04/23/20	5.046	9,252,919
3,075	Duff & Phelps Corp.(1)	(CCC+, Caa1)	04/23/21	9.796	3,098,063
6,131	EagleView Technology Corp.(1)	(B+, B2)	07/22/22	5.560	6,156,335
13,339	Epicor Software Corp.(1)	(B-, B2)	06/01/22	4.990	13,424,128

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$9,953	Evertec Group LLC(1)	(BB-, B1)	04/17/20	3.725	$9,953,355
992	Evertec Group LLC(1)	(BB-, NR)	01/17/20	3.724	989,299
7,953	Eze Castle Software, Inc.(1)	(B, B1)	04/06/20	4.296	8,008,827
931	Eze Castle Software, Inc.(1)	(CCC+, Caa1)	04/05/21	7.796	933,693
2,250	Flexera Software LLC(1)	(B, B1)	04/02/20	4.800	2,268,818
3,000	Flexera Software LLC(1)	(B-, Caa1)	04/02/21	8.300	2,997,510
1,815	Global Payments, Inc.(1)	(BBB-, Ba2)	04/22/23	3.234	1,824,978
11,987	Go Daddy Operating Company LLC(1)	(BB-, Ba3)	02/15/24	3.734	12,058,740
10,000	Go Daddy Operating Company, LLC(1),(2),(4)	(NR, NR)	04/03/18	3.750	11,819,481
4,975	Greeneden U.S. Holdings II LLC(1),(2)	(B-, B2)	12/01/23	5.000	5,922,951
22,093	Greeneden U.S. Holdings II LLC(1)	(B-, B2)	12/01/23	5.007	22,286,207
9,975	Infor (U.S.), Inc.(1),(2)	(B, B1)	02/01/22	3.750	11,850,616
16,723	Infor (U.S.), Inc.(1)	(B, B1)	02/01/22	4.046	16,757,841
14,919	MA FinanceCo. LLC(1)	(BB-, B1)	11/19/21	3.811	14,946,574
1,970	MA FinanceCo. LLC(1)	(BB-, B1)	06/21/24	3.979	1,974,640
5,000	Misys Europe S.A.(1),(2)	(B, B2)	06/13/24	4.250	5,990,797
10,558	Pinnacle Holdco Sarl(1),(4)	(CCC, B3)	07/30/19	4.800	9,317,484
14,004	Project Alpha Intermediate Holding, Inc.(1)	(B, B3)	04/26/24	4.810	14,006,450
8,101	Solera LLC(1)	(B, Ba3)	03/03/23	4.507	8,165,755
14,270	SS&C Technologies, Inc.(1)	(BB+, Ba2)	07/08/22	3.484	14,373,598
770	SS&C Technologies, Inc.(1)	(BB+, Ba2)	07/08/22	3.484	775,734
7,779	Sungard Availability Services Capital, Inc.(1)	(B, B1)	03/31/19	6.234	7,674,313
2,418	Symantec Corp.(1)	(BB+, Baa3)	08/01/21	2.980	2,414,642
5,162	Syniverse Holdings, Inc.(1)	(B, B3)	04/23/19	4.296	4,981,573
6,090	Syniverse Holdings, Inc.(1)	(B, B3)	04/23/19	4.311	5,891,818
9,000	Verint Systems, Inc.(1)	(BBB-, Ba2)	06/29/24	3.474	9,045,000
3,195	Wall Street Systems Delaware, Inc.(1)	(B, B2)	08/26/23	4.796	3,218,406
4,200	Wall Street Systems Delaware, Inc.(1)	(B, B2)	08/26/23	4.250	5,017,071
3,547	WEX, Inc.(1)	(BB-, Ba3)	06/30/23	3.984	3,590,567
					309,811,677
Specialty Retail (0.2%)
6,500	Sally Holdings, LLC(1)	(BBB-, Ba1)	07/05/24	3.750	6,551,480

Steel Producers/Products (0.4%)
12,535	Zekelman Industries, Inc.(1)	(BB-, B2)	06/14/21	4.789	12,633,230

Support - Services (5.4%)
16,000	Allied Universal Holdco LLC(1)	(B+, B2)	07/28/22	5.046	16,055,040
19,973	BakerCorp International, Inc.(1)	(B-, B2)	02/07/20	4.311	18,957,844
32,000	Brand Energy & Infrastructure Services, Inc.(1)	(B, B3)	06/21/24	5.507	32,311,040
31,625	Change Healthcare Holdings, Inc.(1)	(B+, Ba3)	03/01/24	3.984	31,846,340
5,224	DigitalGlobe, Inc.(1)	(BB+, Ba3)	01/15/24	3.984	5,238,794
9,422	GCA Services Group, Inc.(1)	(B, B2)	03/01/23	6.005	9,472,916
8,357	Neff Rental LLC(1)	(B-, B3)	06/09/21	7.664	8,414,856
6,435	Sabre GLBL, Inc.(1)	(BB-, Ba2)	02/22/24	3.984	6,495,805
6,965	SAI Global Ltd.(1)	(B+, Ba3)	11/18/23	5.796	7,069,475
1,283	SGS Cayman LP(1)	(BB-, Caa1)	04/23/21	6.671	1,240,918
1,954	Sprint Industrial Holdings LLC(1),(4)	(CCC+, Caa1)	05/14/19	7.046	1,702,596
2,404	Sprint Industrial Holdings LLC(1),(4)	(CC, Caa3)	11/14/19	13.500	661,090
5,510	Sutherland Global Services, Inc.(1)	(BB-, Caa1)	04/23/21	6.671	5,330,922
12,469	The Geo Group, Inc.(1)	(BB+, Ba3)	03/22/24	3.480	12,503,850
79	TKC Holdings, Inc.(1)	(B, B2)	02/01/23	5.484	79,850
10,364	Xerox Business Services LLC(1)	(BB+, Ba2)	11/18/21	3.484	10,390,020
10,000	Xerox Business Services LLC(1),(2),(4)	(BB+, Ba2)	11/18/21	2.250	11,804,743
6,080	Yellow Maple Holding B.V.(1)	(NR, B2)	09/23/21	4.457	6,113,120
					185,689,219
Tech Hardware & Equipment (2.5%)
3,157	Avaya, Inc.(1)	(BB-, Baa3)	01/24/18	8.729	3,251,814
16,869	CommScope, Inc.(1)	(BB+, Baa3)	12/29/22	3.296	16,971,979
7,641	Dell, Inc.(1)	(BBB-, Baa3)	12/31/18	3.240	7,657,522
18,100	Dell, Inc.(1)	(BBB-, Baa3)	12/31/18	3.240	18,134,232
11,792	Omnitracs, Inc.(1)	(B+, B1)	11/25/20	5.050	11,898,034
4,750	Omnitracs, Inc.(1)	(CCC+, Caa1)	05/25/21	9.050	4,773,750
14,076	Riverbed Technology, Inc.(1)	(B+, B1)	04/24/22	4.490	13,906,815
10,915	Western Digital Corp.(1)	(BBB-, Ba1)	04/29/23	3.983	11,011,804
					87,605,950
Telecom - Wireless (1.0%)
10,842	SBA Senior Finance II LLC(1)	(BB, B1)	06/10/22	3.490	10,901,111

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireless
$24,065	Sprint Communications, Inc.(1)	(BB-, Ba2)	02/02/24	3.750	$24,178,995
					35,080,106
Telecom - Wireline Integrated & Services (3.7%)
19,975	CenturyLink, Inc.(1)	(BBB-, Ba3)	01/31/25	2.750	19,733,103
3,914	Ciena Corp.(1)	(BB+, Ba2)	01/28/22	3.728	3,936,161
1,585	Consolidated Communications, Inc.(1)	(BB-, Ba3)	10/04/23	4.240	1,587,955
7,980	Equinix, Inc.(1),(2)	(BBB-, Ba2)	01/05/24	3.250	9,507,731
4,938	Equinix, Inc.(1),(3)	(BBB-, Ba2)	01/06/23	3.750	6,570,377
29,780	Level 3 Financing, Inc.(1)	(BBB-, Ba1)	02/22/24	3.479	29,942,897
18,492	LTS Buyer LLC(1)	(B, B1)	04/13/20	4.546	18,604,781
2,008	NeuStar, Inc.(1)	(BB, Ba2)	01/22/19	4.234	2,005,210
5,000	Ufinet Telecom Holding S.L.U.(1),(2)	(B, B2)	06/30/23	3.500	5,936,739
29,568	Zayo Group LLC(1)	(BB, Ba2)	01/19/24	3.478	29,729,126
					127,554,080
Theaters & Entertainment (1.8%)
10,249	Lions Gate Entertainment Corp.(1)	(BB-, Ba2)	12/08/23	4.234	10,370,313
11,885	Live Nation Entertainment, Inc.(1)	(BB, Ba2)	10/31/23	3.500	11,992,276
320	NEG Holdings LLC(1),(4),(5)	(NR, NR)	10/17/22	9.296	237,173
3,000	Technicolor S.A.(1),(2)	(BB-, Ba3)	12/31/23	3.000	3,538,470
2,494	Technicolor S.A.(1)	(BB-, Ba3)	12/31/23	3.952	2,487,516
6,500	Technicolor S.A.(1),(2)	(BB-, Ba3)	11/18/23	3.500	7,692,242
23,071	William Morris Endeavor Entertainment LLC(1)	(B+, B1)	05/06/21	4.490	23,269,570
3,800	William Morris Endeavor Entertainment LLC(1)	(B-, Caa1)	05/06/22	8.484	3,857,000
					63,444,560
Transport Infrastructure/Services (0.7%)
5,000	MSX International, Inc.(1),(2)	(NR, NR)	12/12/23	5.500	5,952,715
11,850	Navios Maritime Partners LP(1)	(B, B3)	09/04/20	6.250	11,850,000
4,672	PODS LLC(1),(4)	(B+, B2)	02/02/22	4.474	4,706,818
					22,509,533
Trucking & Delivery (0.4%)
13,722	XPO Logistics, Inc.(1)	(BB, Ba1)	11/01/21	3.554	13,792,343
TOTAL BANK LOANS (Cost $2,920,801,400)					2,935,652,812

CORPORATE BONDS (8.9%)
Auto Parts & Equipment (0.1%)
4,250	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(8)	(B+, B2)	11/15/26	5.625	4,297,813

Automakers (0.1%)
5,500	Daimler Finance North America LLC, Rule 144A, Company Guaranteed Notes(1),(8)	(A, A2)	08/03/17	1.882	5,500,000

Banking (0.9%)
2,000	Bank of America Corp., Global Senior Unsecured Notes	(BBB+, Baa1)	08/28/17	6.400	2,006,848
10,500	Bank of America Corp., Global Senior Unsecured Notes	(BBB+, Baa1)	09/01/17	6.000	10,537,590
3,000	Bank of America Corp., Senior Unsecured Notes	(BBB+, Baa1)	08/25/17	1.700	3,000,399
1,500	Macquarie Group Ltd., Rule 144A, Senior Unsecured Notes(8)	(BBB, A3)	08/10/17	4.875	1,500,972
5,000	Morgan Stanley, Senior Unsecured Notes	(BBB+, A3)	08/28/17	6.250	5,016,230
8,750	The Bank of Tokyo-Mitsubishi UFJ Ltd., Rule 144A, Senior Unsecured Notes(8)	(A+, A1)	09/08/17	1.450	8,750,849
					30,812,888
Brokerage (0.2%)
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/17 @ 105.16)(8)	(B, B1)	04/15/22	6.875	1,818,000
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(8)	(B, B1)	04/15/21	7.500	5,225,000
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(8)	(B+, B2)	09/15/25	5.750	1,575,000
					8,618,000
Building Materials (0.7%)
2,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(8)	(B+, B3)	12/15/23	5.750	2,130,000
15,500	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(8)	(B-, Caa1)	08/15/20	12.000	16,972,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$3,000	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(8)	(CCC+, Caa1)	05/15/23	9.000	$3,195,000
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,604,460
					23,901,960
Cable & Satellite TV (1.0%)
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(8)	(BB-, B1)	02/15/23	6.625	801,716
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(8)	(BB-, B1)	05/15/26	7.500	4,445,200
3,500	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(8)	(BB, Ba3)	05/15/26	5.500	3,718,750
3,900	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(8)	(BB-, Ba3)	02/15/25	6.875	4,212,000
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(8)	(BB, Ba1)	10/15/25	6.625	1,105,000
1,008	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(8)	(B, B2)	10/15/25	10.875	1,260,000
5,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(8)	(B+, B1)	05/01/26	7.375	5,431,250
9,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 08/31/17 @ 104.50)(8)	(B+, B1)	05/15/22	6.000	9,427,320
2,730	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(8)	(BB-, Ba3)	01/15/27	5.500	2,832,375
					33,233,611
Chemicals (0.2%)
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 103.19)(8)	(B+, B1)	10/15/19	6.375	2,052,500
3,839	Westlake Chemical Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BBB, Baa3)	05/15/23	4.875	4,011,755
					6,064,255
Consumer/Commercial/Lease Financing (0.3%)
4,000	Citigroup, Inc., Global Senior Unsecured Notes	(BBB+, Baa1)	08/14/17	1.550	4,000,268
6,645	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/16/17 @ 103.63)(8)	(CCC+, Caa2)	08/01/22	7.250	6,345,975
					10,346,243
Energy - Exploration & Production (0.4%)
3,800	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 08/31/17 @ 103.25)(9)	(B+, B3)	11/01/21	6.500	3,771,500
4,000	Schlumberger Norge AS, Rule 144A, Company Guaranteed Notes(8)	(AA-, A1)	08/01/17	1.250	4,000,000
5,500	XTO Energy, Inc., Company Guaranteed Notes	(AA+, Aaa)	08/01/17	6.250	5,500,000
					13,271,500
Food - Wholesale (0.0%)
450	Unilever Capital Corp., Global Company Guaranteed Notes(9)	(A+, A1)	08/02/17	0.850	450,000

Gas Distribution (0.1%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	2,553,750
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 102.88)	(B+, B1)	02/15/21	5.750	761,250
					3,315,000
Health Services (0.2%)
6,406	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(8)	(B+, Ba3)	10/01/24	5.125	6,598,180

Investments & Misc. Financial Services (0.1%)
750	American Express Co., Global Senior Unsecured Notes	(BBB+, A3)	08/28/17	6.150	752,410
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/30/17 @ 106.19)(3),(8)	(B+, B2)	08/01/20	8.375	2,774,778
					3,527,188
Media - Diversified (0.2%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 08/31/17 @ 103.00)	(B+, Ba3)	04/15/22	6.000	4,758,793

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media - Diversified
$1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	$965,000
					5,723,793
Media Content (0.2%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(8)	(B, B3)	06/15/24	7.625	3,893,750
3,500	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/17 @ 104.13)(8)	(B, B3)	08/01/21	6.250	3,609,375
					7,503,125
Metals & Mining - Excluding Steel (0.4%)
5,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	5,325,000
2,100	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 102.75)(4),(6)	(NR, NR)	06/01/19	11.000	126
7,500	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(8),(9)	(B-, B3)	06/15/22	8.750	7,471,875
					12,797,001
Oil Field Equipment & Services (0.7%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 08/31/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	4,886,000
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 08/28/17 @ 100.00)(8)	(NR, Ca)	12/01/17	7.250	2,202,525
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	4,252,500
2,650	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/17 @ 102.16)(8)	(B-, B2)	11/01/18	8.625	2,650,000
10,229	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/17 @ 104.31)(8)	(B-, B2)	11/02/20	9.500	10,126,403
					24,117,428
Oil Refining & Marketing (0.3%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	7,672,440
2,000	Tesoro Corp., Company Guaranteed Notes (Callable 09/01/17 @ 100.00)	(BBB-, Baa3)	10/01/17	4.250	2,002,489
					9,674,929
Packaging (0.2%)
3,500	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(8)	(BB, Ba3)	05/15/23	4.625	3,591,875
900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(8)	(CCC+, Caa1)	01/15/25	6.875	946,687
2,200	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(8)	(BB-, B1)	08/15/23	5.875	2,442,000
					6,980,562
Pharmaceuticals (0.2%)
1,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(8)	(B-, Caa1)	04/15/25	6.125	855,000
650	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(8)	(B-, Caa1)	05/15/23	5.875	562,250
5,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/19 @ 103.25)(8)	(BB-, Ba3)	03/15/22	6.500	5,287,500
					6,704,750
Real Estate Investment Trusts (0.4%)
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	1,049,500
5,793	iStar, Inc., Senior Unsecured Notes (Callable 08/31/17 @ 101.22)	(B+, B2)	07/01/18	4.875	5,836,447
5,900	iStar, Inc., Senior Unsecured Notes (Callable 08/31/17 @ 101.25)	(B+, B2)	07/01/19	5.000	5,981,125
2,000	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3e)	12/15/21	5.000	2,090,000
					14,957,072
Recreation & Travel (0.5%)
3,405	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(8),(9)	(B-, B3)	12/15/23	8.250	3,813,600

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(8)	(BB-, B2)	04/15/27	5.500	$4,145,000
9,228	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(8)	(BB-, B2)	07/31/24	4.875	9,412,560
					17,371,160
Restaurants (0.1%)
2,000	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/01/17 @ 103.00)(8)	(B-, B3)	04/01/22	6.000	2,070,000

Software - Services (0.2%)
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(8)	(B, B3)	01/15/24	5.750	5,830,000

Specialty Retail (0.2%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	1,008,750
7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	7,262,500
					8,271,250
Support - Services (0.3%)
5,200	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(8)	(B+, B3)	12/15/21	9.500	5,258,500
3,000	URS Fox U.S. LP, Global Company Guaranteed Notes (Callable 01/01/22 @ 100.00)	(BB-, NR)	04/01/22	5.000	3,090,000
1,000	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(8)	(B+, B2)	12/15/24	10.500	1,172,500
					9,521,000
Tech Hardware & Equipment (0.1%)
3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 102.50)(8)	(BB-, Ba3)	06/15/21	5.000	3,600,625
Telecom - Wireless (0.3%)
10,000	Sprint Spectrum Co. II LLC, Rule 144A(8)	(NR, Baa2)	09/20/21	3.360	10,162,000
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB, Ba3)	04/15/24	6.000	2,155,000
					12,317,000
Telecom - Wireline Integrated & Services (0.2%)
5,250	j2 Cloud Services LLC, Global Company Guaranteed Notes (Callable 08/01/17 @ 102.00)(9)	(BB, Ba3)	08/01/20	8.000	5,355,000
2,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	2,060,000
					7,415,000
Theaters & Entertainment (0.1%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(9)	(B+, B2e)	05/15/27	6.125	799,141
1,000	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(8)	(BB, Ba1)	06/15/23	6.000	1,062,500
					1,861,641
TOTAL CORPORATE BONDS (Cost $301,395,895)					306,652,974

ASSET BACKED SECURITIES (2.2%)
Collateralized Debt Obligations (2.2%)
3,500	ALM XVI LLC, 2015-16A, Rule 144A(1),(8)	(NR, Baa3)	07/15/27	3.200	3,500,855
2,000	Apidos CLO XIX, 2014-19A, Rule 144A(1),(8)	(NR, Ba3)	10/17/26	6.754	2,001,074
3,000	Benefit Street Partners CLO I Ltd., 2012-IA, Rule 144A(1),(8)	(BB, NR)	10/15/25	7.804	3,001,628
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A(1),(8)	(BB, NR)	01/22/25	6.363	2,503,020
3,242	Capital Automotive REIT, 2017-1A, Rule 144A(8)	(A+, NR)	04/15/47	3.870	3,274,629
2,743	Capital Automotive REIT, 2017-1A, Rule 144A(8)	(A+, NR)	04/15/47	4.180	2,783,370
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A(1),(8)	(NR, Ba2)	07/27/26	7.067	751,345
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(4),(5),(8),(10)	(NR, NR)	07/20/31	0.000	1,798,000
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(8)	(BB-, NR)	01/29/25	7.039	1,000,878
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A(1),(8)	(BB, NR)	10/24/25	6.063	1,507,475
4,000	CIFC Funding Ltd., 2013-4A, Rule 144A(1),(8)	(NR, Baa2)	11/27/24	4.552	4,001,489
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(8)	(BB, NR)	11/15/23	7.132	2,002,503
1,995	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(8)	(BBB, NR)	04/30/47	3.857	2,044,957

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$6,733	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(8)	(BBB, NR)	04/30/47	5.093	$7,002,046
3,000	Galaxy XIX CLO Ltd., 2015-19A, Rule 144A(1),(8)	(A, NR)	01/24/27	4.713	3,000,472
1,300	Greywolf CLO II Ltd., 2013-1A, Rule 144A(1),(8)	(BB, NR)	04/15/25	6.004	1,304,877
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A(1),(8)	(BB, NR)	04/22/26	6.253	3,003,030
3,500	Greywolf CLO IV Ltd., 2014-2A, Rule 144A(1),(8)	(A, NR)	01/17/27	2.350	3,500,330
3,000	ICE Global Credit CLO Ltd., 2012-1A, Rule 144A(1),(8)	(A, NR)	04/04/23	5.923	3,012,900
1,500	ICG U.S. CLO Ltd., 2014-2A, Rule 144A(1),(8)	(NR, Baa3)	10/15/26	4.754	1,477,349
3,750	ICG U.S. CLO Ltd., 2014-3A, Rule 144A(1),(8)	(NR, Baa3)	01/25/27	4.914	3,751,941
2,500	KKR CLO Ltd., 2014-14D, Rule 144A(1),(8)	(NR, Ba3)	07/15/28	8.304	2,512,506
4,000	MP CLO VI Ltd., 2014-2A, Rule 144A(1),(8)	(NR, A2)	01/15/27	3.554	4,000,800
1,500	Ocean Trails CLO V, 2014-5A, Rule 144A(1),(8)	(BBB, NR)	10/13/26	4.904	1,500,492
2,000	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A(1),(8)	(NR, Ba3)	11/14/26	7.782	2,007,401
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(8),(10)	(NR, NR)	04/15/26	0.000	1,041,363
1,500	THL Credit Wind River CLO Ltd., 2014-2A, Rule 144A(1),(8)	(NR, Baa3)	07/15/26	5.204	1,501,376
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A(1),(8)	(NR, Baa3)	06/20/29	5.185	1,503,262
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(1),(4),(8),(10)	(NR, NR)	04/17/30	0.000	2,769,945
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A(1),(8)	(BB-, NR)	11/24/25	5.992	2,103,908
TOTAL ASSET BACKED SECURITIES (Cost $74,041,994)					75,165,221

Number of Shares
COMMON STOCKS (0.1%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(4),(5),(11)	1,683,237

Building & Construction (0.0%)
8	White Forest Resources, Inc.(4),(5),(11)	104

Chemicals (0.0%)
9,785	Huntsman Corp.(4)	260,477

Health Services (0.0%)
268,452	Valitas Health Services, Inc.(5)	268,452

Printing & Publishing (0.0%)
708	F & W Media, Inc.(4)	71

Support - Services (0.0%)
692	Sprint Industrial Holdings LLC, Class G(5),(11)	—
63	Sprint Industrial Holdings LLC, Class H(5),(11)	—
153	Sprint Industrial Holdings LLC, Class I(5),(11)	—
		0
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(4),(5),(11)	—
TOTAL COMMON STOCKS (Cost $2,988,615)		2,212,341

SHORT-TERM INVESTMENTS (5.4%)
16,328,595	State Street Navigator Securities Lending Government Money Market Portfolio, 0.99%(12)	16,328,595

Par (000)		Maturity	Rate%
$1,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/17/17	1.809	1,000,222
169,448	State Street Bank and Trust Co. Euro Time Deposit	08/01/17	0.120	169,447,942
TOTAL SHORT-TERM INVESTMENTS (Cost $186,776,759)				186,776,759

TOTAL INVESTMENTS AT VALUE (101.8%) (Cost $3,486,004,663)				3,506,460,107

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)				(62,798,902)

NET ASSETS (100.0%)				$3,443,661,205

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation — The interest rate shown is as of July 31, 2017.
(2)	This security is denominated in Euro.
(3)	This security is denominated in British Pound.
(4)	Illiquid security (unaudited).
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(6)	Bond is currently in default.
(7)	Unfunded loan commitment.
(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities amounted to a value of $271,301,924 or 7.9% of net assets.

(9)	Security or portion thereof is out on loan.
(10)	Zero-coupon security.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2017.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	91,618,813	EUR	82,997,875	10/13/17	Morgan Stanley	$(91,618,813)	$(98,233,062)	$(6,614,249)
USD	1,126,230	EUR	1,000,000	12/15/17	Societe Generale	(1,126,230)	(1,187,676)	(61,446)
USD	77,418,603	EUR	71,276,125	12/15/17	Morgan Stanley	(77,418,603)	(84,652,972)	(7,234,369)
USD	9,224,987	GBP	7,250,000	10/13/17	Prudential Funding	(9,224,987)	(9,581,022)	(356,035)
USD	51,886,877	GBP	41,923,750	10/13/17	Morgan Stanley	(51,886,877)	(55,403,084)	(3,516,207)
USD	11,213,119	GBP	8,597,750	12/15/17	Morgan Stanley	(11,213,119)	(11,385,075)	(171,956)
								$(17,954,262)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•     Level 1—quoted prices in active markets for identical investments

•     Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$2,668,821,589	$266,831,223		$2,935,652,812
Corporate Bonds	—	306,652,974	—		306,652,974
Asset Backed Securities	—	73,367,221	1,798,000		75,165,221
Common Stocks	260,477	—	1,951,864	(1)	2,212,341	(1)
Short-term Investments	—	186,776,759	—		186,776,759
	$260,477	$3,235,618,543	$270,581,087	(1)	$3,506,460,107	(1)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$17,954,262	$—	$17,954,262

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks		Total
Balance as of October 31, 2016	$223,042,749	$1,084,551	$—	$377,616		$224,504,916
Accrued discounts (premiums)	613,216	103,210	1,337	—		717,763
Purchases	149,490,344	14,660	1,798,000	2,859,830	(1)	154,162,834	(1)
Sales	(92,240,574)	(1,042,605)	—	(287,500)		(93,570,679)
Realized gain (loss)	(260,092)	924,735	—	(90,000)		574,643
Change in unrealized appreciation (depreciation)	4,529,654	(1,084,551)	(1,337)	(908,153	)(1)	2,535,613	(1)
Transfers into Level 3	77,300,743	—	—	71		77,300,814
Transfers out of Level 3	(95,644,817)	—	—	—		(95,644,817)
Balance as of July 31, 2017	$266,831,223	$—	$1,798,000	$1,951,864	(1)	$270,581,087	(1)

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2017	$5,681,654	$—	$1,337	$(908,153)		$4,774,838

(1)   Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 7/31/2017	Technique	Input	(per share)

Bank Loans	$266,594,050	Vendor Pricing	Single Broker Quote	$0.50 - $1.32 ($1.01)
	$237,173	Market Approach	Discount for Illiquidity	N/A
Common Stocks	$104	Market Approach	Discount for Illiquidity	$0.00 - $12.67 ($2.17)
	$1,951,760	Vendor Pricing	Single Broker Quote	$0.10 - $12.50 ($4.83)
	$0	Market Approach	Comparable Bond Price	N/A
Asset Backed Securities	$1,798,000	Market Approach	No Vendor Price	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2017, there was no transfers between Level 1 to Level 2, but there was $77,300,814 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $95,644,817 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (42.0%)
Advertising (0.5%)
$750	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 104.19)(1)	(CCC+, Caa1)	10/15/20	8.375	$761,250

Air Transportation (0.2%)
300	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, Ba3)	02/01/24	5.000	305,250

Auto Parts & Equipment (0.3%)
500	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	505,625

Automakers (0.5%)
750	Daimler Finance North America LLC, Rule 144A, Company Guaranteed Notes(1),(2)	(A, A2)	08/03/17	1.882	750,000

Banking (0.3%)
550	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.50)(1)	(CCC+, Caa2e)	08/15/25	7.000	555,500

Brokerage (0.6%)
850	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	892,500

Building Materials (3.5%)
500	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	531,250
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	372,750
414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB-, B2)	10/01/24	5.500	436,770
725	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Baa3)	08/01/26	4.500	761,250
750	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	808,125
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	542,500
1,000	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	1,095,000
50	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	53,250
250	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB-, B3)	06/01/25	5.125	257,500
150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	160,875
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	517,500
					5,536,770
Cable & Satellite TV (4.0%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	889,040
400	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	425,000
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	210,500
500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	540,000
500	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	526,250
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba1)	10/15/25	6.625	331,500
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B2)	10/15/25	10.875	313,750
1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,551,682
475	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	515,969
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	489,813
500	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	518,750
					6,312,254

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (1.2%)
$525	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	$543,375
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	271,380
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/17 @ 100.00)(1),(3),(4),(5)	(NR, NR)	05/01/18	9.000	1,882
850	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 08/31/17 @ 101.59)	(B-, Caa1)	08/15/20	6.375	856,375
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	319,500
					1,992,512
Consumer/Commercial/Lease Financing (0.9%)
1,050	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/16/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,002,750
500	Ladder Capital Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(B+, Ba3)	03/15/22	5.250	516,875
					1,519,625
Diversified Capital Goods (0.5%)
372	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 102.63)(1)	(BB-, Ba3)	07/15/24	5.250	388,740
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	360,938
					749,678
Energy - Exploration & Production (0.5%)
750	XTO Energy, Inc., Company Guaranteed Notes	(AA+, Aaa)	08/01/17	6.250	750,000

Food - Wholesale (1.7%)
400	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B3)	04/01/25	5.250	418,000
400	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	428,000
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	235,969
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	236,342
600	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/20 @ 104.13)(1)	(B, B3)	03/01/25	5.500	634,500
750	Unilever Capital Corp., Global Company Guaranteed Notes	(A+, A1)	08/02/17	0.850	750,000
					2,702,811
Gaming (1.4%)
700	Eldorado Resorts, Inc., Global Company Guaranteed Notes (Callable 04/01/20 @ 104.50)	(B-, B3e)	04/01/25	6.000	752,500
400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	417,000
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	489,375
495	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 08/30/17 @ 104.13)(1),(6)	(B, B2)	02/15/21	8.250	608,840
					2,267,715
Gas Distribution (0.3%)
500	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 102.88)	(B+, B1)	02/15/21	5.750	507,500

Health Facilities (1.5%)
250	Care Capital Properties LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Baa3)	08/15/26	5.125	255,385
400	MPT Finance Corp., Company Guaranteed Notes (Callable 08/31/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	413,250
475	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.38)(1)	(CCC+, Caa2)	07/01/25	6.750	489,250
500	Tenet Healthcare Corp., Rule 144A, Secured Notes (Callable 05/01/20 @ 102.56)(1)	(B-, Ba3)	05/01/25	5.125	504,375
700	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/15/20 @ 102.31)(1)	(BB-, Ba3)	07/15/24	4.625	698,250
					2,360,510

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services (0.9%)
$500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba3)	10/01/24	5.125	$515,000
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, B1)	06/01/25	5.250	925,875
					1,440,875
Hotels (0.3%)
400	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B2)	05/01/25	5.250	419,000

Insurance Brokerage (0.9%)
750	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/17 @ 100.00)(1),(7)	(CCC+, Caa2)	07/15/19	17.000	750,937
675	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	688,416
					1,439,353
Investments & Misc. Financial Services (0.7%)
1,000	Orchestra Co-Issuer, Inc., Rule 144A (Callable 06/15/19 @ 103.38)(1)	(B-, NR)	06/15/22	6.750	1,052,500

Machinery (0.6%)
500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	521,875
350	Vertiv Intermediate Holding Corp., 12.000% Cash, 13.000% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/15/19 @ 106.00)(1),(7)	(B-, Caa1)	02/15/22	25.000	386,313
					908,188
Media - Diversified (0.8%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 08/31/17 @ 103.00)	(B+, Ba3)	04/15/22	6.000	738,238
500	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	482,500
					1,220,738
Media Content (1.0%)
500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	556,250
250	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB, Ba2)	05/15/25	5.125	259,375
750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	774,375
					1,590,000
Metals & Mining - Excluding Steel (1.2%)
2,975	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 102.75)(3),(5)	(NR, NR)	06/01/19	11.000	179
700	Peabody Energy Corp., Rule 144A, Senior Secured Notes (Callable 03/31/19 @ 103.00)(1)	(B+, Ba3)	03/31/22	6.000	716,625
1,250	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B-, B3)	06/15/22	8.750	1,245,312
					1,962,116
Oil Field Equipment & Services (2.3%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 08/31/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	436,250
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	404,000
585	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 08/30/17 @ 100.00)(7)	(NR, NR)	02/04/20	8.400	208,728
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 08/28/17 @ 100.00)(1)	(NR, Ca)	12/01/17	7.250	390,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	648,000
250	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/17 @ 102.16)(1)	(B-, B2)	11/01/18	8.625	250,000
701	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	693,824
97	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	02/14/20	12.000	90,408
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B+, Caa1)	10/15/22	5.800	308,386

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services
$225	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	$213,187
					3,642,783
Oil Refining & Marketing (0.2%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	408,000

Packaging (1.1%)
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	769,687
500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	525,938
475	Silgan Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/15/20 @ 102.38)(1)	(BB-, Ba3)	03/15/25	4.750	491,625
					1,787,250
Personal & Household Products (0.8%)
450	First Quality Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.75)(1)	(BB-, B1)	07/01/25	5.000	465,660
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC+, Caa1)	03/15/25	8.875	748,125
					1,213,785
Pharmaceuticals (0.4%)
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(B-, B3)	02/01/25	6.000	170,250
125	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	106,875
425	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	367,625
					644,750
Real Estate Investment Trusts (1.1%)
750	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(B+, B2)	04/01/22	6.000	778,125
425	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(B+, Caa2)	11/01/23	8.125	436,687
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3e)	12/15/21	5.000	522,500
					1,737,312
Recreation & Travel (1.0%)
250	Canada’s Wonderland Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.69)(1)	(BB-, B1)	04/15/27	5.375	264,375
500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	560,000
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	765,000
					1,589,375
Restaurants (0.5%)
750	Pizza Hut Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.38)(1)	(BB, B1)	06/01/27	4.750	775,313

Software - Services (2.2%)
875	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	901,250
750	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	795,000
475	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 103.56)(1),(7)	(CCC, Caa2)	05/01/21	15.000	494,000
300	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.55)(1)	(BB, Ba3)	07/15/25	6.000	313,875
255	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	256,912
45	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/31/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	44,100
655	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	661,550
					3,466,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail (0.3%)
$300	Lithia Motors, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	$309,750
200	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	207,500
					517,250
Steel Producers/Products (0.7%)
750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	783,750
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	340,500
					1,124,250
Support - Services (3.4%)
548	AECOM, Global Company Guaranteed Notes (Callable 12/15/26 @ 100.00)	(BB, Ba3)	03/15/27	5.125	553,480
600	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	606,750
944	Brand Energy & Infrastructure Services, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 106.34)(1)	(CCC+, Caa2)	07/15/25	8.500	1,007,720
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	821,500
1,041	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,087,845
800	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	831,536
425	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	498,312
					5,407,143
Tech Hardware & Equipment (0.8%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	753,750
250	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	249,062
250	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	275,000
					1,277,812
Telecom - Wireline Integrated & Services (2.1%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	216,750
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(B-, Caa1)	12/31/24	7.875	1,212,187
500	j2 Cloud Services LLC, Global Company Guaranteed Notes (Callable 08/01/17 @ 102.00)	(BB, Ba3)	08/01/20	8.000	510,000
1,250	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,328,125
					3,267,062
Theaters & Entertainment (0.8%)
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba1)	06/15/23	6.000	796,875
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B3)	11/01/24	4.875	513,750
					1,310,625
TOTAL CORPORATE BONDS (Cost $66,608,644)					66,671,667

BANK LOANS (49.3%)
Aerospace & Defense (0.8%)
928	Avolon TLB Borrower 1 (Luxembourg) Sarl(2)	(BBB-, Ba2)	03/20/22	3.978	928,938
355	Sequa Mezzanine Holdings LLC(2)	(B-, B3)	11/28/21	6.814	358,303
					1,287,241
Auto Parts & Equipment (1.6%)
453	CH Hold Corp.(2)	(B+, B1)	02/01/24	4.234	457,186
45	CH Hold Corp.(2),(8)	(B+, B1)	02/01/24	4.234	45,833
1,000	Dayco Products LLC(2)	(B+, B2)	05/19/23	6.234	1,007,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment
$1,000	Superior Industries International, Inc.(2)	(B, B1)	03/22/24	5.787	$1,007,500
					2,518,019
Banking (0.5%)
746	NXT Capital, Inc.(2)	(BB-, B1)	11/22/22	5.740	759,309

Building Materials (1.1%)
444	Morsco, Inc.(2)	(B+, B3)	10/31/23	8.234	449,652
1,241	Priso Acquisition Corp.(2)	(B, B2)	05/08/22	4.234	1,245,429
					1,695,081
Cable & Satellite TV (1.1%)
499	Numericable U.S. LLC(2)	(B+, B1)	01/14/25	4.561	501,771
499	Radiate Holdco LLC(2)	(B, B1)	02/01/24	4.234	492,800
750	Telenet Financing USD LLC(2)	(BB-, Ba3)	06/30/25	3.976	754,898
					1,749,469
Chemicals (2.3%)
425	Allnex (Luxembourg) & Cy S.C.A.(2)	(B, B1)	09/13/23	4.482	426,925
320	Allnex U.S.A., Inc.(2)	(B, B1)	09/13/23	4.482	321,641
429	Colouroz Investment 2 LLC(2)	(CCC+, Caa1)	09/06/22	8.563	425,231
1,000	Minerals Technologies, Inc.(2)	(BB+, Ba2)	05/09/21	4.750	1,013,750
992	Pinnacle Operating Corp.(2)	(NR, Caa1)	11/15/18	4.984	924,012
594	Solenis International LP(2)	(B-, Caa1)	07/31/22	7.952	597,145
					3,708,704
Diversified Capital Goods (3.1%)
1,000	Cortes NP Acquisition Corp.(2)	(B+, Ba3)	11/30/23	5.234	1,010,940
668	Douglas Dynamics Holdings, Inc.(2)	(BB-, B2)	12/31/21	4.740	675,733
999	Dynacast International LLC(2)	(B, B1)	01/28/22	4.546	1,008,712
631	Electrical Components International, Inc.(2)	(B, B1)	05/28/21	6.046	636,047
500	Element Materials Technology Group U.S. Holdings, Inc.(2)	(B, B1)	06/01/24	4.711	507,825
1,000	Hayward Industries, Inc.(2)	(B, B3)	07/18/24	4.726	1,009,585
					4,848,842
Electronics (2.1%)
500	CPI International, Inc.(2)	(B, B2)	07/25/24	4.728	502,500
500	CPI International, Inc.(2)	(CCC+, Caa2)	07/25/25	8.483	502,500
750	M/A-COM Technology Solutions Holdings, Inc.(2)	(B+, Ba3)	05/17/24	3.478	750,469
748	Oberthur Technologies S.A.(2)	(B-, B2)	01/10/24	5.046	748,712
315	Seattle Spinco, Inc.(2)	(BB-, B1)	06/21/24	4.030	315,627
500	Tempo Acquisition LLC(2)	(B, B1)	05/01/24	4.227	504,687
					3,324,495
Food - Wholesale (0.9%)
500	AI Aqua Merger Sub, Inc.	(B, B2)	12/13/23	4.734	499,375
500	American Seafoods Group LLC(2)	(BB-, B1)	08/21/23	4.477	502,190
500	Culligan International Co.(2)	(B, B2)	12/13/23	5.224	504,533
					1,506,098
Forestry & Paper (0.7%)
842	Proampac PG Borrower LLC(2)	(B, B2)	11/18/23	5.200	855,550
250	Proampac PG Borrower LLC(2)	(CCC+, Caa2)	11/18/24	9.672	255,157
					1,110,707
Gaming (2.7%)
750	Caesars Entertainment Resort Properties LLC(2)	(CCC+, B1)	10/11/20	4.734	757,500
1,000	CBAC Borrower LLC(2)	(B, B3)	06/28/24	5.223	1,004,375
750	Cyan Blue Holdco 3 Ltd.(2)	(NR, B2)	07/26/24	3.500	755,858
750	Gateway Casinos & Entertainment Ltd.(2)	(BB-, Ba3)	02/22/23	5.046	756,562
1,000	MGM Growth Properties Operating Partnership LP(2)	(BB+, Ba3)	04/25/23	3.484	1,005,255
					4,279,550
Health Facilities (1.2%)
748	Iasis Healthcare LLC(2)	(B, Ba3)	02/16/21	5.296	753,736
496	Surgery Center Holdings, Inc.(2)	(B, B2)	11/03/20	4.980	500,685
626	Western Dental Services, Inc.(2)	(B-, B3)	06/23/23	6.484	630,979
					1,885,400

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services (2.1%)
$877	Onex Carestream Finance LP(2)	(B+, B1)	06/07/19	5.296	$877,493
999	Prospect Medical Holdings, Inc.(2)	(B, Ba3)	06/30/22	7.250	1,011,225
999	Team Health Holdings, Inc.(2)	(B, B1)	02/06/24	3.984	996,877
364	Valitas Health Services, Inc.(2)	(NR, NR)	04/14/22	5.000	181,848
130	Valitas Health Services, Inc.(2),(4)	(NR, NR)	12/31/19	13.250	123,690
156	Valitas Health Services, Inc.(2),(4)	(NR, NR)	12/31/19	13.304	148,428
					3,339,561
Insurance Brokerage (2.0%)
1,084	Acrisure LLC(2)	(B, B2)	11/22/23	6.296	1,099,947
748	Alliant Holdings I, Inc.(2)	(B, B2)	08/12/22	4.564	751,563
500	AssuredPartners, Inc.(2)	(B, B2)	10/21/22	4.734	501,875
817	NFP Corp.(2)	(B, B2)	01/08/24	4.796	822,882
					3,176,267
Investments & Misc. Financial Services (2.7%)
488	Focus Financial Partners LLC(2)	(B+, Ba3)	07/03/24	4.549	493,740
745	Freedom Mortgage Corp.(2)	(BB-, B1)	02/23/22	6.862	757,424
1,063	Liquidnet Holdings, Inc.(2)	(B+, B1)	07/10/24	5.470	1,067,812
1,000	Mergermarket U.S.A., Inc.(2)	(CCC+, Caa2)	02/04/22	7.723	1,000,000
249	Mergermarket U.S.A., Inc.(2)	(B, B2)	02/04/21	4.734	249,669
817	Walter Investment Management Corp.(2)	(CCC-, Caa1)	12/18/20	4.984	752,472
					4,321,117
Machinery (1.3%)
500	CPM Holdings, Inc.(2),(5)	(B-, Caa1)	04/10/23	10.484	510,000
737	CPM Holdings, Inc.(2)	(B, B1)	04/11/22	5.484	748,283
750	Penn Engineering & Manufacturing Corp.(2)	(BB-, B1)	05/30/24	3.984	757,969
					2,016,252
Media - Diversified (0.6%)
1,000	Cast & Crew Payroll LLC(2)	(B+, B2)	08/12/22	4.800	1,005,000

Media Content (0.7%)
1,000	DLG Acquisitions Ltd.(2),(6)	(CCC+, Caa2)	06/30/22	8.250	1,192,117

Medical Products (0.7%)
1,086	ABB Concise Optical Group LLC(2)	(B-, B2)	06/15/23	6.246	1,090,439

Metals & Mining - Excluding Steel (0.0%)
248	Noranda Aluminum Acquisition Corp.(2),(3)	(NR, NR)	02/28/19	7.750	9,756

Non - Electric Utilities (0.5%)
750	BCP Raptor LLC(2)	(B+, B3)	06/24/24	5.507	754,455

Oil Refining & Marketing (0.5%)
967	Philadelphia Energy Solutions LLC(2)	(B+, B3)	04/04/18	6.257	875,290

Packaging (0.5%)
731	Flex Acquisition Co., Inc.(2)	(B, B1)	12/29/23	4.549	736,299

Personal & Household Products (1.1%)
500	ABG Intermediate Holdings 2 LLC(2),(5)	(CCC+, Caa1)	05/27/22	9.796	506,250
499	Comfort Holding LLC(2)	(CCC+, B2)	02/05/24	5.885	469,137
384	Comfort Holding LLC(2)	(CCC-, Caa1)	01/17/25	11.135	328,081
499	Serta Simmons Bedding LLC(2)	(B, B1)	11/08/23	4.799	500,370
					1,803,838
Pharmaceuticals (1.8%)
434	Alvogen Pharma U.S., Inc.(2)	(B, B3)	04/02/22	6.230	428,702
893	Endo Luxembourg Finance Co. I Sarl(2)	(BB, Ba2)	04/29/24	5.500	908,147
993	Explorer Holdings, Inc.(2)	(B, B1)	05/02/23	5.061	998,907
451	Valeant Pharmaceuticals International, Inc.(2)	(BB-, Ba3)	04/01/22	5.980	460,110
					2,795,866
Real Estate Development & Management (0.3%)
467	Capital Automotive LP(2)	(CCC+, B3)	03/24/25	7.240	476,294

Real Estate Investment Trusts (0.3%)
497	Quality Care Properties, Inc.(2)	(BB-, Caa1)	10/31/22	6.484	499,677

Recreation & Travel (0.5%)
748	BC Equity Ventures LLC(2)	(B, B3)	08/31/22	7.740	759,332

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (7.2%)
$785	Almonde, Inc.(2)	(B, B2)	06/13/24	4.736	$792,273
249	Almonde, Inc.(2)	(CCC+, Caa2)	06/13/25	8.459	256,753
397	Aricent Technologies(2)	(B-, B2)	04/14/21	5.724	400,245
988	Epicor Software Corp.(2)	(B-, B2)	06/01/22	4.990	993,825
557	Evertec Group LLC(2)	(BB-, B1)	04/17/20	3.730	556,800
500	Eze Castle Software, Inc.(2)	(CCC+, Caa1)	04/05/21	7.796	501,250
1,000	Flexera Software LLC(2)	(B-, Caa1)	04/02/21	8.300	999,170
955	Greeneden U.S. Holdings II LLC(2)	(B-, B2)	12/01/23	5.007	963,758
498	Kronos, Inc.(2)	(B, B2)	11/01/23	4.680	504,035
750	Kronos, Inc.(2)	(CCC, Caa2)	11/01/24	9.420	780,157
735	MA FinanceCo. LLC(2)	(BB-, B1)	11/19/21	3.811	736,503
47	MA FinanceCo. LLC(2)	(BB-, B1)	06/21/24	3.979	46,737
739	Pinnacle Holdco Sarl(2),(5)	(CCC, B3)	07/30/19	4.800	652,292
1,089	Project Alpha Intermediate Holding, Inc.(2)	(B, B3)	04/26/24	4.810	1,089,526
709	Project Ruby Ultimate Parent Corp.(2)	(B-, B2)	02/09/24	4.984	713,761
500	QBS Holding Company, Inc.(2),(5)	(B, B3)	07/30/21	6.061	486,250
208	Ramundsen Holdings LLC(2)	(B+, B2)	02/01/24	5.546	210,238
750	Syniverse Holdings, Inc.(2)	(B, B3)	04/23/19	4.296	723,750
					11,407,323
Specialty Retail (0.5%)
750	Sally Holdings LLC(2)	(BBB-, Ba1)	07/05/24	4.500	752,813

Steel Producers/Products (0.2%)
349	Zekelman Industries, Inc.(2)	(BB-, B2)	06/14/21	4.789	351,847

Support - Services (3.9%)
497	BakerCorp International, Inc.(2)	(B-, B2)	02/07/20	4.311	472,130
1,000	Brand Energy & Infrastructure Services, Inc.(2)	(B, B3)	06/21/24	5.564	1,009,720
998	Change Healthcare Holdings, Inc.(2)	(B+, Ba3)	03/01/24	3.984	1,004,482
498	DigitalGlobe, Inc.(2)	(BB+, Ba3)	01/15/24	3.984	498,933
997	GCA Services Group, Inc.(2)	(B, B2)	03/01/23	5.984	1,002,860
710	Long Term Care Group, Inc.(2)	(B, B3)	06/06/20	6.234	692,789
500	Pike Corp.(2)	(CCC+, Caa1)	09/02/24	9.240	508,750
498	SAI Global Ltd.(2)	(B+, Ba3)	11/18/23	5.796	504,963
93	SGS Cayman LP(2)	(BB-, Caa1)	04/23/21	6.671	90,414
267	Sprint Industrial Holdings LLC(2),(5)	(CC, Caa3)	11/14/19	13.500	73,456
401	Sutherland Global Services, Inc.(2)	(BB-, Caa1)	04/23/21	6.671	388,416
					6,246,913
Tech Hardware & Equipment (1.3%)
122	Avaya, Inc.(2)	(BB-, Baa3)	01/24/18	8.730	125,704
1,000	Omnitracs, Inc.(2)	(CCC+, Caa1)	05/25/21	9.050	1,005,000
495	Riverbed Technology, Inc.(2)	(B+, B1)	04/24/22	4.490	489,231
396	Western Digital Corp.(2)	(BBB-, Ba1)	04/29/23	3.983	399,517
					2,019,452
Telecom - Wireline Integrated & Services (0.6%)
399	Consolidated Communications, Inc.(2)	(BB-, Ba3)	10/04/23	4.240	399,200
500	Zayo Group LLC(2)	(BB, Ba2)	01/19/24	3.478	502,725
					901,925
Theaters & Entertainment (0.3%)
533	William Morris Endeavor Entertainment LLC(2)	(B-, Caa1)	05/06/22	8.484	541,333

Transport Infrastructure/Services (0.8%)
988	Navios Maritime Partners LP(2)	(B, B3)	09/04/20	6.250	987,500
300	OSG Bulk Ships, Inc.(2)	(BB-, B2)	08/05/19	5.430	285,938
					1,273,438
Transportation - Excluding Air/Rail (0.3%)
496	Mister Car Wash Holdings, Inc.(2)	(B-, B1)	08/20/21	5.004	498,653

Trucking & Delivery (0.5%)
750	International Seaways, Inc.(2)	(BB-, B3)	05/30/22	6.790	745,313
TOTAL BANK LOANS (Cost $78,274,608)					78,263,485

ASSET BACKED SECURITIES (1.7%)
Collateralized Debt Obligations (1.7%)
500	Apidos CLO XIX, 2014-19A, Rule 144A(1),(2)	(NR, Ba3)	10/17/26	6.754	500,269
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A(1),(2)	(NR, Ba2)	07/27/26	7.067	751,345

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(2),(4),(5),(9)	(NR, NR)	07/20/31	0.000	$449,500
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(2),(5),(9)	(NR, NR)	07/25/27	0.000	287,692
500	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(2)	(BB, NR)	01/20/25	6.057	447,006
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(2),(5),(9)	(NR, NR)	04/15/26	0.000	297,532
TOTAL ASSET BACKED SECURITIES (Cost $2,977,935)					2,733,344

Number of Shares
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(4),(5),(10)	287,675

Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(5),(10)	26

Building Materials (0.2%)
2,935	Euramax International, Inc.(10)	234,792

Consumer Products (0.2%)
2,027	Natural Products Group(5),(10)	293,929

Health Services (0.0%)
32,987	Valitas Health Services, Inc.(4)	32,987

Oil Field Equipment & Services (0.0%)
2	Sidewinder Drilling, Inc., Series A(4),(5),(10)	70,574

Oil, Gas & Consumable Fuels (0.1%)
3,604	Bonanza Creek Energy, Inc.(10)	104,660

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(10)	—
8	Sprint Industrial Holdings LLC, Class H(4),(10)	—
19	Sprint Industrial Holdings LLC, Class I(4),(10)	—
		0
TOTAL COMMON STOCKS (Cost $1,132,611)		1,024,643

MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.	66,109
2,300	Eaton Vance Floating-Rate Income Trust	35,144
TOTAL MUTUAL FUNDS (Cost $101,102)		101,253

Par (000)		Maturity	Rate%
SHORT-TERM INVESTMENTS (11.4%)
$18,017	State Street Bank and Trust Co. Euro Time Deposit (Cost $18,016,570)	08/01/17	0.120	18,016,570
TOTAL INVESTMENTS AT VALUE (105.2%) (Cost $167,111,470)				166,810,962
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.2%)				(8,199,338)
NET ASSETS (100.0%)				$158,611,624

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities amounted to a value of $55,611,857 or 35.1% of net assets.

(2)	Variable rate obligation — The interest rate shown is as of July 31, 2017.
(3)	Bond is currently in default.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Illiquid security (unaudited).
(6)	This security is denominated in Euro.
(7)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(8)	Unfunded loan commitment.
(9)	Zero-coupon security.

(10)	Non-income producing security.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	325,000	USD	350,862	10/13/17	Morgan Stanley	$350,862	$384,657	$33,795
GBP	516,500	USD	633,362	10/13/17	Morgan Stanley	633,362	682,565	49,203
USD	3,562,345	EUR	3,180,900	10/13/17	Morgan Stanley	(3,562,345)	(3,764,789)	(202,444)
USD	148,392	EUR	136,600	12/15/17	Morgan Stanley	(148,392)	(162,237)	(13,845)
USD	678,964	GBP	556,250	10/13/17	Morgan Stanley	(678,964)	(735,095)	(56,131)
								$(189,422)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•     Level 1—quoted prices in active markets for identical investments

•     Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$66,579,377	$92,290		$66,671,667
Bank Loans	—	63,878,074	14,385,411		78,263,485
Asset Backed Securities	—	2,283,844	449,500		2,733,344
Common Stocks	104,660	—	919,983	(1)	1,024,643	(1)
Mutual Funds	101,253	—	—		101,253
Short-term Investment	—	18,016,570	—		18,016,570
	$205,913	$150,757,865	$15,847,184	(1)	$166,810,962	(1)
Other Financial Instrument*
Forward Foreign Currency Contracts	$—	$82,998	$—		$82,998

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instrument*
Forward Foreign Currency Contracts	$—	$272,420	$—	$272,420

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks		Total
Balance as of October 31, 2016	$203,608	$6,277,025	$—	$434,411		$6,915,044
Accrued discounts (premiums)	(1,475)	9,976	334	—		8,835
Purchases	90,042	12,916,957	449,500	736,567	(1)	14,193,066	(1)
Sales	(249,639)	(3,186,120)	—	—		(3,435,759)
Realized gain (loss)	(85,467)	(412,076)	—	(8)		(497,551)
Change in unrealized appreciation (depreciation)	135,221	778,407	(334)	(250,987	)(1)	662,307	(1)
Transfers into Level 3	—	541,333	—	—		541,333
Transfers out of Level 3	—	(2,540,091)	—	—		(2,540,091)
Balance as of July 31, 2017	$92,290	$14,385,411	$449,500	$919,983	(1)	$15,847,184	(1)

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2017	$126	$243,171	$(334)	$(250,987)		$(8,024)

(1)   Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 7/31/2017	Technique	Input	(per share)

Corporate Bonds	$1,882	Income Approach	Expected Remaining Distribution	N/A
	$90,408	Market Approach	Comparable Bond Price	N/A
Bank Loans	$14,385,411	Vendor Pricing	Single Broker Quote	$0.50 - $1.02 ($0.99)
Common Stocks	$26	Market Approach	Discount for Illiquidity	N/A
	$70,574	Market Approach	Comparable Bond Price	$0.00 - $39,426.66 ($611.88)
	$849,383	Vendor Pricing	Single Broker Quote	$1.00 - $145.00 ($13.93)
Asset Backed Securities	$449,500	Market Approach	No Vendor Price	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2017, there were no transfers between Level 1 and Level 2, but there was $541,333 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $2,540,091 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (47.1%)
$20,000	United States Treasury Bills	(AA+, Aaa)	08/10/17	0.780	$19,995,300
60,000	United States Treasury Bills	(AA+, Aaa)	08/17/17	0.616	59,974,200
20,000	United States Treasury Bills	(AA+, Aaa)	10/05/17	0.893	19,962,280
20,000	United States Treasury Bills	(AA+, Aaa)	10/19/17	0.927	19,952,260
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $119,906,741)					119,884,040
SHORT-TERM INVESTMENT (41.9%)
106,499	State Street Bank and Trust Co. Euro Time Deposit (Cost $106,499,423)		08/01/17	0.120	106,499,423
TOTAL INVESTMENTS AT VALUE (89.0%) (Cost $226,406,164)					226,383,463
OTHER ASSETS IN EXCESS OF LIABILITIES (11.0%)					27,956,590
NET ASSETS (100.0%)					$254,340,053

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2017	726	$58,036,440	$2,905,958
CAD Currency Futures	USD	Sep 2017	971	78,029,560	3,340,112
EUR Currency Futures	USD	Sep 2017	435	64,491,469	3,115,665
GBP Currency Futures	USD	Sep 2017	518	42,790,037	580,941
					$9,942,676
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2017	464	18,857,030	$(455,204)
FTSE 100 Index Futures	GBP	Sep 2017	347	33,440,867	(338,903)
Hang Seng Index Futures	HKD	Aug 2017	198	34,513,703	539,955
Nikkei 225 Index Futures OSE	JPY	Sep 2017	142	25,625,413	(255,255)
S&P 500 E Mini Index Futures	USD	Sep 2017	301	37,143,400	577,052
					$67,645
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2017	221	27,821,828	$(40,542)
Long Gilt Futures	GBP	Sep 2017	154	25,585,321	(86,127)
					$(126,669)
Contracts to Sell
Foreign Exchange Contracts
JPY Currency Futures	USD	Sep 2017	(57)	(6,477,337)	$(167,368)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2017	(146)	(198,410,426)	$(464,176)
German EURO Bund Futures	EUR	Sep 2017	(538)	(102,725,260)	(830,737)
					$(1,294,913)
Net unrealized appreciation (depreciation)					$8,421,371

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$31,347,025	08/16/17	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	$911,834
USD	21,090,758	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(712,082)
USD	24,086,536	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(548,841)
USD	9,723,003	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	35,782
USD	3,163,787	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	41,835
USD	3,283,106	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	80,969
USD	3,052,949	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	(3,465)
						$(193,968)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$119,884,040	$—	$119,884,040
Short-term Investments	—	106,499,423	—	106,499,423
	$—	$226,383,463	$—	$226,383,463
Other Financial Instruments*
Futures Contracts	$11,059,683	$—	$—	$11,059,683
Swap Contracts**	—	1,070,420	—	1,070,420

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$2,638,312	$—	$—	$2,638,312
Swap Contracts**	—	1,264,388	—	1,264,388

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2017 (unaudited)

	Number of Shares	Value
COMMON STOCKS (16.3%)
BELGIUM (0.0%)
Insurance (0.0%)
Ageas	267	$11,971
BERMUDA (0.0%)
Insurance (0.0%)
Axis Capital Holdings Ltd.	157	10,139
XL Group Ltd.	265	11,766
		21,905
CANADA (0.0%)
Multiline Retail (0.0%)
Canadian Tire Corp. Ltd., Class A	92	10,469
Dollarama, Inc.	110	10,720
		21,189
DENMARK (0.1%)
Banks (0.0%)
Danske Bank AS	272	10,971
Chemicals (0.0%)
Novozymes AS, Class B	239	10,991
Electrical Equipment (0.0%)
Vestas Wind Systems AS	113	10,999
Healthcare Equipment & Supplies (0.0%)
William Demant Holding AS(1)	404	10,691
Insurance (0.0%)
Tryg AS	479	10,750
Pharmaceuticals (0.0%)
Novo Nordisk AS, Class B	244	10,335
Textiles, Apparel & Luxury Goods (0.1%)
Pandora AS	112	12,838
		77,575
FRANCE (0.8%)
Aerospace & Defense (0.7%)
Dassault Aviation S.A.	8	11,962
Zodiac Aerospace	27,385	779,972
		791,934
Auto Components (0.0%)
Cie Generale des Etablissements Michelin	79	10,656
Diversified Financial Services (0.1%)
Eurazeo S.A.	140	11,381
Wendel S.A.	71	10,640
		22,021
Food & Staples Retailing (0.0%)
Casino Guichard Perrachon S.A.	187	11,359
Hotels, Restaurants & Leisure (0.0%)
Sodexo S.A.	89	10,471
IT Services (0.0%)
Capgemini SE	101	10,951
Pharmaceuticals (0.0%)
Sanofi	109	10,345
		867,737
GERMANY (0.0%)
Construction & Engineering (0.0%)
Hochtief AG	63	11,199
Insurance (0.0%)
Allianz SE, Reg S(2)	53	11,252
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S(2)	53	11,338
		22,590
		33,789

	Number of Shares	Value
COMMON STOCKS (continued)
HONG KONG (0.8%)
Diversified Consumer Services (0.8%)
Nord Anglia Education, Inc.(1),(3)	26,795	$881,824
IRELAND (0.0%)
Construction Materials (0.0%)
James Hardie Industries PLC	665	10,161
Trading Companies & Distributors (0.0%)
AerCap Holdings NV(1)	229	11,244
		21,405
ISRAEL (0.8%)
Pharmaceuticals (0.2%)
Neuroderm Ltd.(1)	4,066	157,354
Taro Pharmaceutical Industries Ltd.(1)	93	10,633
		167,987
Software (0.6%)
Mobileye NV(1)	10,795	683,323
		851,310
NETHERLANDS (0.8%)
Insurance (0.0%)
Aegon NV	2,054	11,467
Life Sciences Tools & Services (0.8%)
Patheon NV(1)	25,079	876,762
Media (0.0%)
Altice NV, Class B(1)	462	11,368
		899,597
SPAIN (1.8%)
Independent Power Producers & Energy Traders (0.9%)
EDP Renovaveis S.A.	124,581	991,595
Transportation Infrastructure (0.9%)
Abertis Infraestructuras S.A.	48,342	949,307
		1,940,902
SWEDEN (0.0%)
Tobacco (0.0%)
Swedish Match AB	324	11,375
SWITZERLAND (0.0%)
Electrical Equipment (0.0%)
ABB Ltd., Reg S(2)	463	10,870
Healthcare Equipment & Supplies (0.0%)
Sonova Holding AG, Reg S(2)	64	10,403
Insurance (0.0%)
Swiss Re AG	117	11,305
Professional Services (0.0%)
Adecco Group AG, Reg S(2)	148	11,316
		43,894
UNITED KINGDOM (0.5%)
Airlines (0.0%)
International Consolidated Airlines Group S.A.	1,319	10,025
Auto Components (0.0%)
Delphi Automotive PLC	131	11,845
Healthcare Equipment & Supplies (0.0%)
Smith & Nephew PLC	676	11,753
Hotels, Restaurants & Leisure (0.0%)
InterContinental Hotels Group PLC	201	11,364
Internet Software & Services (0.0%)
Auto Trader Group PLC	2,094	10,567
Media (0.4%)
Liberty Global PLC, Class A(1)	325	11,005
Liberty Global PLC, Class C(1)	335	10,978
RELX NV	564	11,798
RELX PLC	525	11,426

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM
Media (0.4%)
Sky PLC	30,864	$393,022
		438,229
Multi-Utilities (0.0%)
National Grid PLC	845	10,448
Professional Services (0.0%)
Experian PLC	511	10,144
Specialty Retail (0.0%)
Kingfisher PLC	2,519	9,768
Textiles, Apparel & Luxury Goods (0.1%)
Burberry Group PLC	484	10,909
Michael Kors Holdings Ltd.(1)	277	10,094
		21,003
		545,146
UNITED STATES (10.7%)
Aerospace & Defense (0.0%)
Lockheed Martin Corp.	38	11,101
The Boeing Co.	53	12,850
		23,951
Airlines (0.0%)
American Airlines Group, Inc.	208	10,492
Southwest Airlines Co.	168	9,326
United Continental Holdings, Inc.(1)	149	10,084
		29,902
Auto Components (0.0%)
Lear Corp.	75	11,114
The Goodyear Tire & Rubber Co.	293	9,233
		20,347
Banks (0.0%)
CIT Group, Inc.	215	10,245
Citigroup, Inc.	156	10,678
Regions Financial Corp.	726	10,600
		31,523
Beverages (0.0%)
Monster Beverage Corp.(1)	228	12,027
Capital Markets (0.1%)
Ameriprise Financial, Inc.	81	11,735
State Street Corp.	116	10,815
The Goldman Sachs Group, Inc.	46	10,365
		32,915
Chemicals (0.0%)
Celanese Corp., Series A	110	10,579
LyondellBasell Industries NV, Class A	116	10,450
		21,029
Communications Equipment (0.8%)
Brocade Communications Systems, Inc.	64,430	813,751
Motorola Solutions, Inc.	122	11,063
		824,814
Computers & Peripherals (0.0%)
Apple, Inc.	73	10,857
Consumer Finance (0.1%)
Ally Financial, Inc.	500	11,320
American Express Co.	134	11,421
Capital One Financial Corp.	122	10,514
Discover Financial Services	154	9,385
Navient Corp.	628	9,263
		51,903

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Diversified Consumer Services (0.0%)
H&R Block, Inc.	338	$10,309
Diversified Financial Services (0.0%)
MSCI, Inc.	109	11,875
Voya Financial, Inc.	278	10,909
		22,784
Electronic Equipment, Instruments & Components (0.0%)
CDW Corp.	167	10,593
Corning, Inc.	348	10,141
		20,734
Food & Staples Retailing (0.0%)
CVS Health Corp.	135	10,790
Sysco Corp.	208	10,945
The Kroger Co.	448	10,985
		32,720
Gas Utilities (0.8%)
WGL Holdings, Inc.	10,356	887,716
Healthcare Equipment & Supplies (0.7%)
Alere, Inc.(1)	15,850	798,681
Healthcare Providers & Services (0.8%)
Aetna, Inc.	69	10,647
DaVita, Inc.(1)	155	10,041
Express Scripts Holding Co.(1)	160	10,022
HCA Healthcare, Inc.(1)	119	9,561
McKesson Corp.	64	10,360
VCA, Inc.(1)	9,288	859,883
		910,514
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.	68	10,550
Wyndham Worldwide Corp.	104	10,854
Yum! Brands, Inc.	142	10,718
		32,122
Household Durables (0.0%)
PulteGroup, Inc.	448	10,940
Independent Power Producers & Energy Traders (0.2%)
TerraForm Global, Inc., Class A(1)	35,040	178,704
Industrial Conglomerates (0.0%)
General Electric Co.	354	9,066
Insurance (0.5%)
American International Group, Inc.	169	11,061
Assurant, Inc.	110	11,579
Fidelity & Guaranty Life	16,699	520,174
Lincoln National Corp.	162	11,836
The Hartford Financial Services Group, Inc.	219	12,045
		566,695
Internet & Catalog Retail (0.0%)
Liberty Interactive Corp. QVC Group, Class A(1)	426	10,198
Internet Software & Services (1.3%)
Bankrate, Inc.(1)	41,694	579,547
eBay, Inc.(1)	314	11,219
VeriSign, Inc.(1)	121	12,241
WebMD Health Corp.(1)	11,795	781,419
		1,384,426
IT Services (0.6%)
Alliance Data Systems Corp.	42	10,140
MoneyGram International, Inc.(1)	9,616	156,933
NeuStar, Inc., Class A(1)	15,289	510,653
		677,726
Life Sciences Tools & Services (0.9%)
PAREXEL International Corp.(1)	11,301	989,063
Media (0.0%)
CBS Corp., Class B	152	10,006

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Media (0.0%)
Discovery Communications, Inc., Class C(1)	373	$8,628
Sirius XM Holdings, Inc.(3)	2,048	12,001
		30,635
Multi-Utilities (0.5%)
Avista Corp.	9,655	507,950
Multiline Retail (0.0%)
Kohl’s Corp.	265	10,958
Target Corp.	191	10,824
		21,782
Oil, Gas & Consumable Fuels (0.0%)
Valero Energy Corp.	155	10,690
Pharmaceuticals (1.0%)
Akorn, Inc.(1)	26,355	886,055
Allergan PLC	44	11,103
Mallinckrodt PLC(1)	237	10,855
SciClone Pharmaceuticals, Inc.(1)	16,053	175,780
		1,083,793
Professional Services (0.0%)
ManpowerGroup, Inc.	103	11,036
Real Estate Investment Trusts (0.5%)
Monogram Residential Trust, Inc.	48,784	583,457
Semiconductor Equipment & Products (0.2%)
Lattice Semiconductor Corp.(1)	21,133	147,086
Software (0.1%)
Cadence Design Systems, Inc.(1)	336	12,399
CDK Global, Inc.	162	10,656
VMware, Inc., Class A(1),(3)	114	10,569
		33,624
Specialty Retail (1.6%)
Bed Bath & Beyond, Inc.	344	10,286
Best Buy Co., Inc.	182	10,618
Cabela’s, Inc.(1)	13,232	753,959
CarMax, Inc.(1)	166	10,998
O’Reilly Automotive, Inc.(1)	48	9,806
Signet Jewelers Ltd.(3)	152	9,296
Staples, Inc.	96,300	977,445
		1,782,408
Trading Companies & Distributors (0.0%)
WW Grainger, Inc.	58	9,671
		11,823,798
TOTAL COMMON STOCKS (Cost $17,540,329)		18,053,417

EXCHANGE TRADED FUNDS (10.9%)
UNITED STATES (10.9%)
Diversified Financial Services (10.9%)
Alerian MLP ETF(3)	291,722	3,500,664
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	174,921	8,581,624
TOTAL EXCHANGE TRADED FUNDS (Cost $12,117,597)		12,082,288

Number of Rights
RIGHT (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Shire Pharmaceuticals International (Cost $6,141) (1)	5,532	6,141

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (45.0%)
$10,000	United States Treasury Bills	(AA+, Aaa)	08/10/17	0.780	9,997,650
20,000	United States Treasury Bills	(AA+, Aaa)	10/05/17	0.896	19,962,280

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS(continued)
$20,000	United States Treasury Bills	(AA+, Aaa)	10/19/17	0.927	$19,952,260
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $49,925,005)					49,912,190

Number of Shares
SHORT-TERM INVESTMENTS (13.1%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.99%(4)	4,496,393	4,496,393

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.120% 08/01/2017 (Cost $10,004,586)	$10,005	10,004,586
TOTAL SHORT-TERM INVESTMENTS (Cost $14,500,979)		14,500,979
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (85.3%) (Cost $94,090,051)		94,555,015
OTHER ASSETS IN EXCESS OF LIABILITIES (14.7%)		16,356,280
NET ASSETS (100.0%)		$110,911,295

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Non-income producing security.
(2)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Security or portion thereof is out on loan.
(4)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2017.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
AUD	1,041,742	USD	825,539	08/18/17	Societe Generale	$825,539	$831,512	$5,973
EUR	104,093	USD	120,745	08/18/17	Societe Generale	120,745	122,827	2,082
GBP	134,869	USD	175,766	08/18/17	Societe Generale	175,766	177,897	2,131
NOK	7,513,224	USD	932,399	08/18/17	Societe Generale	932,399	951,215	18,816
NZD	1,944,456	USD	1,430,472	08/18/17	Societe Generale	1,430,472	1,457,428	26,956
USD	769,841	CAD	971,857	08/17/17	Societe Generale	(769,841)	(777,340)	(7,499)
USD	2,756,923	CHF	2,622,642	08/18/17	Societe Generale	(2,756,923)	(2,720,732)	36,191
USD	839,842	JPY	93,787,142	08/18/17	Societe Generale	(839,842)	(849,363)	(9,521)
USD	1,143,246	SEK	9,438,356	08/18/17	Societe Generale	(1,143,246)	(1,167,847)	(24,601)
USD	861,726	CHF	834,030	09/20/17	Societe Generale	(861,726)	(867,064)	(5,338)
USD	393,868	GBP	307,868	09/20/17	Societe Generale	(393,868)	(406,544)	(12,676)
USD	526,595	CAD	695,497	09/20/17	Societe Generale	(526,595)	(556,548)	(29,953)
USD	1,812,544	EUR	1,613,806	09/20/17	Societe Generale	(1,812,544)	(1,907,642)	(95,098)
USD	7,133,332	SAR	27,659,494	06/17/20	JPMorgan Chase	(7,133,332)	(7,132,525)	807
								$(91,730)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Dec 2017	14	$749,438	$20,195
Corn Futures	USD	Dec 2017	130	2,500,875	(15,176)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Wheat Futures	USD	Dec 2017	65	$1,624,187	$(19,057)
					$(14,038)
Precious Metals
Silver Futures	USD	Dec 2017	16	1,350,720	$14,037
Energy
Gasoline RBOB Futures	USD	Nov 2017	18	1,154,110	$37,249
Light Sweet Crude Oil Futures	USD	Nov 2017	42	2,115,540	50,871
Natural Gas Futures	USD	Nov 2017	76	2,219,200	(79,472)
NY Harbor ULSD Futures	USD	Nov 2017	17	1,193,522	39,697
					$48,345
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2017	59	4,716,460	$238,519
CAD Currency Futures	USD	Sep 2017	69	5,544,840	236,394
EUR Currency Futures	USD	Sep 2017	35	5,188,969	256,912
GBP Currency Futures	USD	Sep 2017	34	2,808,613	53,584
					$785,409
Index Contracts
CAC40 10 Euro Index Futures	EUR	Aug 2017	59	3,540,656	$(87,096)
EURO Stoxx 50 Index Futures	EUR	Sep 2017	33	1,341,125	(39,026)
FTSE 100 Index Futures	GBP	Sep 2017	26	2,505,656	(42,188)
Hang Seng Index Futures	HKD	Aug 2017	14	2,440,363	38,182
Nikkei 225 Index Futures OSE	JPY	Sep 2017	12	2,165,528	(22,879)
S&P 500 E Mini Index Futures	USD	Sep 2017	18	2,221,200	36,160
					$(116,847)
Industrial Metals
Copper Futures	USD	Dec 2017	38	2,766,875	$21,287
LME Nickel Futures	USD	Sep 2017	15	917,325	100,288
LME Nickel Futures	USD	Nov 2017	13	797,823	7,848
LME Primary Aluminum Futures	USD	Sep 2017	40	1,908,500	(37,790)
LME Primary Aluminum Futures	USD	Nov 2017	34	1,632,425	(8,927)
LME Zinc Futures	USD	Sep 2017	15	1,046,156	59,366
LME Zinc Futures	USD	Nov 2017	13	909,350	(3,211)
					$138,861
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2017	16	2,014,250	$(3,114)
Long Gilt Futures	GBP	Sep 2017	11	1,827,523	(9,031)
					$(12,145)
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Sep 2017	(14)	(731,063)	$(20,774)
Corn Futures	USD	Sep 2017	(130)	(2,409,875)	16,861
Wheat Futures	USD	Sep 2017	(65)	(1,542,125)	18,731
					$14,818
Precious Metals
Silver Futures	USD	Sep 2017	(16)	(1,342,880)	$(14,123)
Energy
Gasoline RBOB Futures	USD	Sep 2017	(18)	(1,267,510)	$(44,882)
Light Sweet Crude Oil Futures	USD	Sep 2017	(42)	(2,107,140)	(54,269)
Natural Gas Futures	USD	Sep 2017	(76)	(2,123,440)	85,778
NY Harbor ULSD Futures	USD	Sep 2017	(17)	(1,190,523)	(42,535)
					$(55,908)
Foreign Exchange Contracts
JPY Currency Futures	USD	Sep 2017	(8)	(909,100)	$(24,341)
Index Contracts
DAX Index Futures	EUR	Sep 2017	(10)	(3,569,277)	$72,647
Industrial Metals
Copper Futures	USD	Sep 2017	(38)	(2,746,925)	$(21,226)
LME Nickel Futures	USD	Sep 2017	(28)	(1,712,340)	(129,353)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Industrial Metals
LME Primary Aluminum Futures	USD	Sep 2017	(74)	$(3,530,725)	$271
LME Zinc Futures	USD	Sep 2017	(28)	(1,952,825)	(111,788)
					$(262,096)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2017	(103)	(13,995,584)	$(32,836)
German EURO Bund Futures	EUR	Sep 2017	(38)	(7,255,687)	(61,523)
					$(94,359)
Net unrealized appreciation (depreciation)					$480,260

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$7,000,745	08/16/17	Barclays Bank plc	Barclays Hedging Insights Index	Fixed Rate	$237,324
USD	3,487,824	08/16/17	Barclays Bank plc	Barclays Hong Kong Equity Delta-Hedged Short Strangles USD Strategy	Fixed Rate	15,428
USD	3,523,539	08/18/17	Barclays Bank plc	Barclays U.S. Short Variance Index	Fixed Rate	(13,393)
USD	1,905,478	10/18/17	BNP Paribas	Russell 2000 Total Return Index	Fee Plus LIBOR	(2,872)
USD	496,414	04/27/18	BNP Paribas	Fee Plus LIBOR	Kennedy-Wilson Holdings, Inc.	7,300
GBP	550,897	04/27/18	BNP Paribas	Kennedy Wilson Europe Real Estate PLC	Fee Plus LIBOR	(5,291)
USD	6,165,027	06/18/18	BNP Paribas	MSCI EAFE Index	Fee Plus LIBOR	54,535
USD	1,255,512	07/18/18	BNP Paribas	Fee Plus LIBOR	Financial Select Sector Index	(15,117)
USD	7,369,123	07/18/18	BNP Paribas	S&P 500 Total Return Index	Fee Plus LIBOR	31,445
USD	950,435	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	3,498
USD	1,626,956	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(54,930)
USD	2,418,148	08/16/17	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	70,340
USD	1,657,457	08/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(37,767)
USD	3,431,768	08/16/17	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Return Index	Fixed Rate	7,297
USD	1,296,650	09/20/17	Goldman Sachs	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	(23,365)
USD	6,800,000	12/20/17	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	58,971
GBP	636,221	02/16/18	Goldman Sachs	Fee Plus LIBOR	Tesco PLC	(2,806)
CAD	814,435	02/16/18	Goldman Sachs	Fee Plus CDOR	Potash Corp. of Saskatchewan	(41,839)
GBP	837,130	02/16/18	Goldman Sachs	Booker Group PLC	Fee Plus LIBOR	(17,382)
CAD	812,370	02/16/18	Goldman Sachs	Agrium, Inc.	Fee Plus CDOR	47,100
CAD	436,831	03/01/18	Goldman Sachs	Fee Plus CDOR	MacDonald Dettwiler & Associates Ltd.	(22,162)
USD	899,705	03/01/18	Goldman Sachs	DigitalGlobe, Inc.	Fee Plus LIBOR	39,001
GBP	912,882	03/08/18	Goldman Sachs	Aberdeen Asset Management PLC	Fee Plus LIBOR	74,164
GBP	913,704	03/08/18	Goldman Sachs	Fee Plus LIBOR	Standard Life PLC	(76,243)
USD	500,718	03/15/18	Goldman Sachs	Astoria Financial Corp.	Fee Plus LIBOR	(9,255)
USD	503,981	03/15/18	Goldman Sachs	Fee Plus LIBOR	Sterling Bancorp	11,721
GBP	735,972	03/15/18	Goldman Sachs	AMEC PLC	Fee Plus LIBOR	(38,515)
GBP	751,624	03/15/18	Goldman Sachs	Fee Plus LIBOR	Wood Group PLC	31,895
USD	471,557	04/26/18	Goldman Sachs	FelCor Lodging Trust, Inc.	Fee Plus LIBOR	11,789

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$285,227	04/26/18	Goldman Sachs	Fee Plus LIBOR	Becton, Dickinson & Co.	$(6,400)
USD	906,052	04/26/18	Goldman Sachs	C.R. Bard, Inc.	Fee Plus LIBOR	8,299
USD	472,046	04/26/18	Goldman Sachs	Fee Plus LIBOR	RLJ Lodging Trust	(29,636)
USD	792,537	05/10/18	Goldman Sachs	Care Capital Properties, Inc.	Fee Plus LIBOR	(55,958)
USD	801,571	05/10/18	Goldman Sachs	Fee Plus LIBOR	Sabra Health Care REIT, Inc.	9,221
CHF	891,013	05/24/18	Goldman Sachs	Fee Plus LIBOR	Clariant AG	(21,520)
USD	833,271	05/24/18	Goldman Sachs	Huntsman Corp.	Fee Plus LIBOR	21,844
USD	847,513	06/14/18	Goldman Sachs	DuPont Fabros Technology, Inc.	Fee Plus LIBOR	27,226
USD	848,928	06/14/18	Goldman Sachs	Fee Plus LIBOR	Digital Realty Trust, Inc.	(33,192)
USD	1,200,000	06/20/18	Goldman Sachs	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	(12,385)
USD	893,621	06/21/18	Goldman Sachs	Fee Plus LIBOR	EQT Corp.	(58,439)
USD	1,044,967	06/21/18	Goldman Sachs	Rice Energy, Inc.	Fee Plus LIBOR	84,825
USD	17,695,431	08/16/17	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	Fixed Rate	30,098
USD	14,220,390	08/16/17	JPMorgan Chase	JPMorgan Helix 2 Index	Fixed Rate	27,341
USD	3,691,082	09/20/17	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	158,069
USD	13,000,000	12/20/17	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	234,248
USD	291,099	12/18/17	Morgan Stanley	Russell 2000 Total Return Index	Fee Plus LIBOR	1,610
USD	1,086,402	06/18/18	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	7,770
						$733,892

WRITTEN OPTIONS

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
45	S&P 500 Index, strike @ 2,500	08/18/17	$24,658	$(11,475)	$13,183

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
5	S&P 500 Index, strike @ 2,470	08/18/17	$9,950	$(7,750)	$2,200
44	S&P 500 Index, strike @ 2,400	08/18/17	35,922	(18,480)	17,442
					$19,642
Net Unrealized Appreciation (Depreciation)					$32,825

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SAR = South African Rand

SEK = Swedish Krona

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$14,531,953	$3,521,464	$—	$18,053,417
Exchange Traded Funds	12,082,288	—	—	12,082,288
Right	—	—	6,141	6,141
United States Treasury Obligations	—	49,912,190	—	49,912,190
Short-term Investments	—	14,500,979	—	14,500,979
	$26,614,241	$67,934,633	$6,141	$94,555,015
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$92,956	$—	$92,956
Futures Contracts	1,404,877	—	—	1,404,877
Swap Contracts**	—	1,312,359	—	1,312,359

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$184,686	$—	$184,686
Futures Contracts	924,617	—	—	924,617
Swap Contracts**	—	578,467	—	578,467
Written Options	37,705	—	—	37,705

*	Other financial instruments include unrealized appreciation (depreciation) on forwards, futures and swap contracts. Written options are reported at value.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

As of July 31, 2017, the amount shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. During the period ended July 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

July 31, 2017 (unaudited)

	Par (000)	Value
SHORT-TERM INVESTMENT (96.0%)
State Street Bank and Trust Co. Euro Time Deposit, 0.120% 08/01/2017 (Cost $24,622,882)	$24,623	$24,622,882
TOTAL INVESTMENTS AT VALUE (96.0%) (Cost $24,622,882)		24,622,882
OTHER ASSETS IN EXCESS OF LIABILITIES (4.0%)		1,037,492
NET ASSETS (100.0%)		$25,660,374

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-term Investment	$—	$24,622,882	$—	$24,622,882
	$—	$24,622,882	$—	$24,622,882

During the period ended July 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 15, 2017

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	September 15, 2017